UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2016*

*	This Form N-Q pertains only to the following series of the Registrant: MFS Corporate Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Total Return Bond Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2016

MFS® CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS

1/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 92.7%
Aerospace - 0.4%
Lockheed Martin Corp., 3.55%, 1/15/26	$9,857,000	$10,112,612

Asset-Backed & Securitized - 0.5%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.031%, 12/28/40 (z)	$1,517,830	$1,098,354
BlackRock Capital Finance LP, 7.75%, 9/25/26 (z)	157,345	37,654
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/49	2,920,000	2,974,379
Falcon Franchise Loan LLC, FRN, 44.017%, 1/05/25 (i)(z)	273,856	66,176
Greenwich Capital Commercial Funding Corp., FRN, 6.048%, 7/10/38	2,125,000	2,130,716
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.96%, 6/15/49	1,467,768	1,498,365
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.759%, 7/15/42 (n)	4,734,928	1,135,395
KKR Financial CLO Ltd., “C”, FRN, 1.812%, 5/15/21 (n)	3,651,630	3,633,737
LB Commercial Conduit Mortgage Trust, FRN, 1.191%, 2/18/30 (i)	952,954	9,229
LB Commercial Conduit Mortgage Trust, FRN, 2.261%, 9/15/30 (i)	1,180,206	13,467
Morgan Stanley Capital I, Inc., FRN, 1.13%, 11/15/30 (i)(n)	5,111,689	78,645

		$12,676,117
Automotive - 3.3%
American Honda Finance Corp., 2.125%, 2/28/17 (n)	$3,328,000	$3,363,733
Delphi Automotive PLC, 4.15%, 3/15/24	422,000	426,446
Delphi Automotive PLC, 4.25%, 1/15/26	11,551,000	11,559,536
General Motors Co., 6.25%, 10/02/43	10,919,000	10,969,151
General Motors Financial Co., Inc., 2.75%, 5/15/16	1,740,000	1,746,212
General Motors Financial Co., Inc., 3.45%, 4/10/22	11,528,000	11,071,606
Hyundai Capital America, 2.6%, 3/19/20 (n)	5,374,000	5,360,866
Lear Corp., 4.75%, 1/15/23	7,510,000	7,585,100
Lear Corp., 5.25%, 1/15/25	8,915,000	9,260,456
Nissan Motor Acceptance Corp., 1.95%, 9/12/17 (n)	15,896,000	15,946,772
Volkswagen Group America Finance LLC, 2.4%, 5/22/20 (n)	16,138,000	15,368,669

		$92,658,547
Biotechnology - 0.8%
Life Technologies Corp., 6%, 3/01/20	$19,411,000	$21,777,162

Broadcasting - 1.4%
21st Century Fox America, Inc., 8.5%, 2/23/25	$4,931,000	$6,495,567
21st Century Fox America, Inc., 6.15%, 2/15/41	3,000,000	3,231,357
Omnicom Group, Inc., 3.625%, 5/01/22	13,717,000	14,096,179
Omnicom Group, Inc., 3.65%, 11/01/24	3,435,000	3,429,411
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	5,075,000	5,053,939
SES S.A., 3.6%, 4/04/23 (n)	1,680,000	1,635,502
Time Warner, Inc., 5.35%, 12/15/43	6,056,000	5,999,001

		$39,940,956
Brokerage & Asset Managers - 1.1%
CME Group, Inc., 3%, 3/15/25	$10,133,000	$10,184,303
Franklin Resources, Inc., 1.375%, 9/15/17	3,705,000	3,706,182
Intercontinental Exchange, Inc., 2.75%, 12/01/20	6,672,000	6,778,218
Intercontinental Exchange, Inc., 3.75%, 12/01/25	10,952,000	11,226,501

		$31,895,204
Building - 1.0%
Martin Marietta Materials, Inc., 4.25%, 7/02/24	$7,431,000	$7,421,340
Masco Corp., 4.45%, 4/01/25	5,390,000	5,390,000

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Building - continued
Mohawk Industries, Inc., 3.85%, 2/01/23	$11,265,000	$11,583,270
Owens Corning, Inc., 4.2%, 12/15/22	4,120,000	4,176,275

		$28,570,885
Business Services - 1.9%
Equinix, Inc., 5.75%, 1/01/25	$7,334,000	$7,535,685
Fidelity National Information Services, Inc., 2%, 4/15/18	1,475,000	1,456,599
Fidelity National Information Services, Inc., 5%, 3/15/22	11,230,000	11,617,401
Fidelity National Information Services, Inc., 3.5%, 4/15/23	4,532,000	4,377,690
Fidelity National Information Services, Inc., 5%, 10/15/25	9,309,000	9,715,114
Fiserv, Inc., 2.7%, 6/01/20	8,911,000	8,900,030
MSCI, Inc., 5.75%, 8/15/25 (n)	7,935,000	8,391,263

		$51,993,782
Cable TV - 2.8%
CCO Safari II LLC, 6.384%, 10/23/35 (n)	$8,610,000	$8,650,854
Comcast Corp., 4.2%, 8/15/34	5,916,000	5,822,616
Comcast Corp., 4.65%, 7/15/42	1,789,000	1,825,388
Comcast Corp., 4.75%, 3/01/44	10,775,000	11,039,752
Cox Communications, Inc., 6.25%, 6/01/18 (n)	1,735,000	1,869,789
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)	2,215,000	2,226,148
SIRIUS XM Radio, Inc., 5.75%, 8/01/21 (n)	12,925,000	13,412,273
SIRIUS XM Radio, Inc., 5.375%, 4/15/25 (n)	1,635,000	1,643,175
Time Warner Cable, Inc., 8.25%, 4/01/19	6,150,000	7,082,297
Time Warner Cable, Inc., 5%, 2/01/20	1,480,000	1,574,243
Time Warner Cable, Inc., 4.5%, 9/15/42	9,034,000	7,189,086
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	1,734,000	2,047,155
Videotron Ltd., 5%, 7/15/22	13,220,000	13,335,675

		$77,718,451
Chemicals - 1.5%
CF Industries, Inc., 5.15%, 3/15/34	$6,667,000	$5,683,184
CF Industries, Inc., 3.45%, 6/01/23	717,000	653,692
CF Industries, Inc., 4.95%, 6/01/43	5,244,000	4,068,264
LYB International Finance B.V., 4.875%, 3/15/44	8,684,000	7,466,295
LyondellBasell Industries N.V., 5%, 4/15/19	4,761,000	5,023,812
LyondellBasell Industries N.V., 6%, 11/15/21	9,720,000	10,844,964
Monsanto Co., 4.7%, 7/15/64	8,975,000	6,822,562

		$40,562,773
Computer Software - 1.2%
Microsoft Corp., 3.125%, 11/03/25	$18,500,000	$18,931,013
Oracle Corp., 3.4%, 7/08/24	9,697,000	9,935,343
VeriSign, Inc., 4.625%, 5/01/23	3,755,000	3,679,900

		$32,546,256
Computer Software - Systems - 0.7%
Apple, Inc., 2.7%, 5/13/22	$12,517,000	$12,710,776
Apple, Inc., 4.375%, 5/13/45	3,713,000	3,619,915
Seagate HDD Cayman, 3.75%, 11/15/18	4,052,000	4,026,699

		$20,357,390
Conglomerates - 0.5%
General Electric Capital Corp., 5.5%, 1/08/20	$2,434,000	$2,762,702
Roper Industries, Inc., 1.85%, 11/15/17	12,204,000	12,171,135

		$14,933,837

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Products - 0.9%
Hasbro, Inc., 5.1%, 5/15/44	$9,929,000	$9,335,881
Mattel, Inc., 1.7%, 3/15/18	2,812,000	2,787,221
Mattel, Inc., 5.45%, 11/01/41	6,847,000	6,921,714
Newell Rubbermaid, Inc., 2.05%, 12/01/17	6,178,000	6,123,424

		$25,168,240
Consumer Services - 1.8%
ADT Corp., 4.125%, 6/15/23	$6,945,000	$6,389,400
Priceline Group, Inc., 3.65%, 3/15/25	7,059,000	6,995,405
Service Corp. International, 5.375%, 1/15/22	1,705,000	1,773,200
Service Corp. International, 5.375%, 5/15/24	18,149,000	19,192,568
Visa, Inc., 4.15%, 12/14/35	14,578,000	15,064,861

		$49,415,434
Containers - 1.7%
Ball Corp., 5%, 3/15/22	$5,370,000	$5,557,950
Ball Corp., 4%, 11/15/23	6,003,000	5,762,880
Ball Corp., 5.25%, 7/01/25	10,370,000	10,655,175
Crown American LLC, 4.5%, 1/15/23	15,217,000	15,064,830
Sealed Air Corp., 5.5%, 9/15/25 (n)	11,225,000	11,449,500

		$48,490,335
Defense Electronics - 0.4%
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	$10,202,000	$11,496,940

Electrical Equipment - 0.4%
Arrow Electronics, Inc., 3.5%, 4/01/22	$4,412,000	$4,367,637
Molex Electronic Technologies LLC, 3.9%, 4/15/25 (n)	5,906,000	5,591,257

		$9,958,894
Electronics - 1.9%
Flextronics International Ltd., 4.625%, 2/15/20	$16,917,000	$17,255,594
Flextronics International Ltd., 4.75%, 6/15/25	6,626,000	6,360,960
Jabil Circuit, Inc., 4.7%, 9/15/22	3,601,000	3,438,955
Lam Research Corp., 2.75%, 3/15/20	4,586,000	4,527,533
NXP B.V./NXP Funding LLC, 4.125%, 6/15/20 (n)	6,936,000	6,901,320
Tyco Electronics Group S.A., 6.55%, 10/01/17	2,450,000	2,641,041
Tyco Electronics Group S.A., 2.375%, 12/17/18	1,303,000	1,306,028
Tyco Electronics Group S.A., 3.5%, 2/03/22	11,088,000	11,446,275

		$53,877,706
Emerging Market Quasi-Sovereign - 0.5%
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)	$878,000	$803,370
Comision Federal de Electricidad, 5.75%, 2/14/42	8,403,000	7,688,745
NOVA Chemicals Corp., 5.25%, 8/01/23 (n)	6,391,000	6,255,191
Petroleos Mexicanos, 4.875%, 1/18/24	18,000	16,280

		$14,763,586
Energy - Independent - 0.7%
Concho Resources, Inc., 5.5%, 4/01/23	$8,338,000	$7,562,483
EQT Corp., 4.875%, 11/15/21	7,176,000	6,481,148
Pioneer Natural Resources Co., 7.5%, 1/15/20	5,653,000	5,973,638

		$20,017,269

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Integrated - 0.2%
BP Capital Markets PLC, 2.521%, 1/15/20	$2,680,000	$2,662,465
Chevron Corp., 3.326%, 11/17/25	1,895,000	1,877,786

		$4,540,251
Entertainment - 0.5%
Carnival Corp., 1.2%, 2/05/16	$8,000,000	$8,000,176
Carnival Corp., 1.875%, 12/15/17	4,565,000	4,552,469

		$12,552,645
Financial Institutions - 2.0%
Aercap Ireland Capital Ltd., 4.625%, 10/30/20	$2,323,000	$2,288,155
CIT Group, Inc., 5.25%, 3/15/18	2,885,000	2,980,551
CIT Group, Inc., 6.625%, 4/01/18 (n)	7,448,000	7,872,536
GE Capital International Funding Co., 2.342%, 11/15/20 (n)	7,038,000	7,063,780
International Lease Finance Corp., 7.125%, 9/01/18 (n)	3,221,000	3,486,732
International Lease Finance Corp., 5.875%, 8/15/22	15,000,000	15,525,000
Navient Corp., 6%, 1/25/17	15,703,000	15,899,288

		$55,116,042
Food & Beverages - 6.8%
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/23	$15,541,000	$15,773,447
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/36	20,325,000	20,591,583
Conagra Foods, Inc., 1.9%, 1/25/18	6,517,000	6,506,358
Constellation Brands, Inc., 7.25%, 9/01/16	18,881,000	19,447,430
Constellation Brands, Inc., 4.25%, 5/01/23	8,630,000	8,834,962
J.M. Smucker Co., 2.5%, 3/15/20	2,783,000	2,797,422
J.M. Smucker Co., 3.5%, 10/15/21	12,140,000	12,595,031
J.M. Smucker Co., 4.375%, 3/15/45	2,974,000	2,894,148
Kraft Foods Group, Inc., 6.5%, 2/09/40	12,504,000	14,755,708
Kraft Heinz Co., 5%, 7/15/35 (n)	4,020,000	4,121,931
Kraft Heinz Foods Co., 3.5%, 7/15/22 (n)	7,915,000	8,056,805
Mead Johnson Nutrition Co., 4.125%, 11/15/25	5,203,000	5,333,871
PepsiCo, Inc., 4.45%, 4/14/46	6,411,000	6,722,254
Pernod Ricard S.A., 5.75%, 4/07/21 (n)	4,451,000	4,967,441
SABMiller Holdings, Inc., 3.75%, 1/15/22 (n)	20,995,000	21,761,737
Smithfield Foods, Inc., 6.625%, 8/15/22	4,652,000	4,890,415
Tyson Foods, Inc., 6.6%, 4/01/16	7,881,000	7,953,773
Tyson Foods, Inc., 4.5%, 6/15/22	8,026,000	8,611,119
Tyson Foods, Inc., 5.15%, 8/15/44	3,239,000	3,383,825
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)	4,831,000	4,921,064
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)	2,809,000	2,893,236

		$187,813,560
Food & Drug Stores - 1.3%
CVS Health Corp., 3.375%, 8/12/24	$100,000	$99,961
CVS Health Corp., 4.875%, 7/20/35	10,653,000	11,059,060
CVS Health Corp., 5.75%, 6/01/17	605,000	639,092
CVS Health Corp., 2.75%, 12/01/22	3,513,000	3,468,553
CVS Health Corp., 5.75%, 5/15/41	3,147,000	3,575,599
Walgreens Boots Alliance, Inc., 2.7%, 11/18/19	12,906,000	13,013,636
Walgreens Boots Alliance, Inc., 4.5%, 11/18/34	4,328,000	3,910,123

		$35,766,024
Forest & Paper Products - 1.1%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)	$13,758,000	$15,282,070
International Paper Co., 6%, 11/15/41	5,640,000	5,777,746

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Forest & Paper Products - continued
Packaging Corp. of America, 3.9%, 6/15/22	$9,107,000	$9,451,773

		$30,511,589
Gaming & Lodging - 1.1%
Wyndham Worldwide Corp., 2.5%, 3/01/18	$7,176,000	$7,128,746
Wyndham Worldwide Corp., 4.25%, 3/01/22	18,435,000	18,627,111
Wyndham Worldwide Corp., 5.1%, 10/01/25	4,492,000	4,628,696

		$30,384,553
Insurance - 1.2%
American International Group, Inc., 4.7%, 7/10/35	$9,821,000	$9,377,209
American International Group, Inc., 4.5%, 7/16/44	12,351,000	10,799,727
Unum Group, 7.125%, 9/30/16	12,200,000	12,641,896
Unum Group, 4%, 3/15/24	1,537,000	1,550,158

		$34,368,990
Insurance - Health - 1.6%
Aetna, Inc., 1.5%, 11/15/17	$3,281,000	$3,277,808
Anthem, Inc., 1.875%, 1/15/18	9,382,000	9,364,315
Humana, Inc., 7.2%, 6/15/18	10,075,000	11,231,368
UnitedHealth Group, Inc., 4.625%, 7/15/35	20,120,000	21,409,048

		$45,282,539
Insurance - Property & Casualty - 2.5%
ACE INA Holdings, Inc., 2.3%, 11/03/20	$3,464,000	$3,474,738
ACE INA Holdings, Inc., 2.875%, 11/03/22	8,035,000	8,140,162
Aon Corp., 6.25%, 9/30/40	1,832,000	2,267,739
Aon PLC, 4.6%, 6/14/44	2,060,000	1,978,725
AXIS Capital Holdings Ltd., 5.875%, 6/01/20	1,810,000	2,010,805
Chubb Corp., 6.375% to 4/15/17, FRN to 3/29/67	1,838,000	1,721,287
CNA Financial Corp., 5.875%, 8/15/20	6,010,000	6,716,794
Liberty Mutual Group, Inc., 4.85%, 8/01/44 (n)	8,346,000	7,917,792
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18	4,402,000	4,452,658
Marsh & McLennan Cos., Inc., 4.8%, 7/15/21	8,500,000	9,387,035
Marsh & McLennan Cos., Inc., 3.5%, 6/03/24	6,766,000	6,804,688
Swiss Re Ltd., 4.25%, 12/06/42 (n)	1,842,000	1,809,347
XL Group PLC, 5.75%, 10/01/21	6,890,000	7,819,420
ZFS Finance USA Trust II, 6.45% to 6/15/16, FRN to 12/15/65 (n)	1,034,000	1,035,293
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)	4,913,000	4,940,022

		$70,476,505
Major Banks - 9.9%
Bank of America Corp., 2%, 1/11/18	$25,000,000	$24,914,025
Bank of America Corp., 1.75%, 6/05/18	4,800,000	4,791,686
Bank of America Corp., 7.625%, 6/01/19	1,290,000	1,496,597
Bank of America Corp., 5.625%, 7/01/20	360,000	398,145
Bank of America Corp., 4.125%, 1/22/24	16,866,000	17,333,762
Bank of America Corp., 3.95%, 4/21/25	13,898,000	13,550,286
Bank of America Corp., FRN, 6.1%, 12/29/49	13,507,000	13,732,567
Bank of America Corp., FRN, 5.2%, 12/31/49	6,497,000	6,074,695
Goldman Sachs Group, Inc., 3.5%, 1/23/25	15,000,000	14,785,440
Goldman Sachs Group, Inc., 4.8%, 7/08/44	7,916,000	7,835,534
Goldman Sachs Group, Inc., 5.15%, 5/22/45	3,670,000	3,577,156
ING Bank N.V., 5.8%, 9/25/23 (n)	6,557,000	7,054,139
JPMorgan Chase & Co., 4.25%, 10/15/20	6,107,000	6,506,789

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
JPMorgan Chase & Co., 4.5%, 1/24/22	$4,996,000	$5,388,885
JPMorgan Chase & Co., 3.25%, 9/23/22	3,915,000	3,942,374
JPMorgan Chase & Co., 3.125%, 1/23/25	13,262,000	12,860,427
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49	10,747,000	11,633,628
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	3,281,000	3,326,596
Morgan Stanley, 3.875%, 4/29/24	9,255,000	9,394,658
Morgan Stanley, 5.5%, 7/28/21	5,652,000	6,322,090
Morgan Stanley, 4%, 7/23/25	6,843,000	6,978,902
Morgan Stanley, 3.95%, 4/23/27	9,795,000	9,454,604
PNC Bank N.A., 2.6%, 7/21/20	11,281,000	11,439,893
PNC Funding Corp., 5.625%, 2/01/17	7,355,000	7,630,518
Regions Financial Corp., 2%, 5/15/18	15,862,000	15,770,857
Royal Bank of Scotland Group PLC, 8% to 8/10/25, FRN to 12/29/49	8,156,000	8,370,095
Wachovia Corp., 6.605%, 10/01/25	7,936,000	9,580,958
Wells Fargo & Co., 4.1%, 6/03/26	12,997,000	13,181,661
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49	9,738,000	9,823,208
Wells Fargo & Co., 5.875% to 6/15/25, FRN to 12/31/49	6,631,000	6,989,737

		$274,139,912
Medical & Health Technology & Services - 2.6%
Becton, Dickinson and Co., 3.734%, 12/15/24	$3,161,000	$3,233,823
Becton, Dickinson and Co., 4.685%, 12/15/44	9,974,000	10,106,445
Davita Healthcare Partners, Inc., 5%, 5/01/25	5,530,000	5,440,137
Fresenius Medical Care US Finance II, Inc., 6.5%, 9/15/18 (n)	7,266,000	7,992,600
Fresenius US Finance II, Inc., 4.25%, 2/01/21 (n)	1,610,000	1,626,100
HCA, Inc., 4.75%, 5/01/23	9,090,000	9,112,725
Laboratory Corp. of America Holdings, 3.6%, 2/01/25	4,792,000	4,701,316
Laboratory Corp. of America Holdings, 4.7%, 2/01/45	8,278,000	7,745,526
McKesson Corp., 5.7%, 3/01/17	5,010,000	5,239,899
McKesson Corp., 7.5%, 2/15/19	920,000	1,058,384
McKesson Corp., 2.7%, 12/15/22	2,842,000	2,764,470
Thermo Fisher Scientific, Inc., 3.15%, 1/15/23	1,177,000	1,153,711
Universal Health Services, Inc., 4.75%, 8/01/22 (n)	11,190,000	11,203,988

		$71,379,124
Medical Equipment - 0.9%
Medtronic, Inc., 3.5%, 3/15/25	$9,646,000	$9,904,127
Medtronic, Inc., 4.375%, 3/15/35	3,694,000	3,770,706
Zimmer Holdings, Inc., 4.45%, 8/15/45	12,279,000	11,098,129

		$24,772,962
Metals & Mining - 0.7%
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/01/22	$3,016,000	$1,289,340
Freeport-McMoRan Oil & Gas LLC, 6.875%, 2/15/23	12,440,000	5,940,100
Freeport-McMoRan, Inc., 4%, 11/14/21	8,850,000	3,916,125
Kinross Gold Corp., 5.95%, 3/15/24	7,372,000	4,570,640
Southern Copper Corp., 6.75%, 4/16/40	2,884,000	2,429,669
Southern Copper Corp., 5.25%, 11/08/42	1,909,000	1,392,804

		$19,538,678
Midstream - 4.5%
APT Pipelines Ltd., 5%, 3/23/35 (n)	$12,850,000	$11,787,768
Dominion Gas Holdings LLC, 2.8%, 11/15/20	9,949,000	10,113,258
Energy Transfer Partners LP, 9.7%, 3/15/19	1,560,000	1,686,425
Energy Transfer Partners LP, 5.2%, 2/01/22	2,477,000	2,219,167

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Midstream - continued
Energy Transfer Partners LP, 6.5%, 2/01/42	$2,418,000	$1,870,108
Energy Transfer Partners LP, 5.15%, 2/01/43	8,888,000	6,141,519
Enterprise Products Operating LLC, 5.2%, 9/01/20	2,000,000	2,100,774
Enterprise Products Operating LLC, 3.9%, 2/15/24	2,924,000	2,716,878
Enterprise Products Operating LLC, 4.45%, 2/15/43	4,527,000	3,462,716
Enterprise Products Operating LLC, 4.85%, 3/15/44	3,231,000	2,655,743
Enterprise Products Partners LP, 6.3%, 9/15/17	2,590,000	2,715,729
Enterprise Products Partners LP, 7.034% to 1/15/18, FRN to 1/15/68	1,472,000	1,472,000
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/32	4,075,000	3,825,806
Kinder Morgan (Delaware), Inc., 5.55%, 6/01/45	1,787,000	1,398,655
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	4,303,000	4,405,872
Kinder Morgan Energy Partners LP, 6.5%, 4/01/20	5,018,000	5,121,506
Kinder Morgan Energy Partners LP, 3.5%, 3/01/21	3,745,000	3,312,247
Kinder Morgan Energy Partners LP, 4.15%, 2/01/24	100,000	85,198
Kinder Morgan Energy Partners LP, 7.4%, 3/15/31	3,627,000	3,380,357
Kinder Morgan Energy Partners LP, 6.5%, 9/01/39	1,000,000	829,297
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44	5,922,000	4,445,337
ONEOK Partners LP, 2%, 10/01/17	7,668,000	7,176,673
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	12,865,000	11,289,038
Sabine Pass Liquefaction LLC, 5.625%, 3/01/25	1,257,000	1,081,020
Spectra Energy Capital LLC, 8%, 10/01/19	5,750,000	6,439,597
Sunoco Logistics Partners LP, 5.3%, 4/01/44	2,984,000	2,108,235
Williams Cos., Inc., 3.7%, 1/15/23	13,106,000	8,558,808
Williams Cos., Inc., 5.75%, 6/24/44	7,000,000	3,930,969
Williams Partners LP, 4.875%, 3/15/24	10,475,000	7,854,197

		$124,184,897
Natural Gas - Distribution - 0.6%
NiSource Finance Corp., 3.85%, 2/15/23	$10,894,000	$11,294,856
NiSource Finance Corp., 4.8%, 2/15/44	4,239,000	4,363,092

		$15,657,948
Network & Telecom - 2.9%
AT&T, Inc., 2.45%, 6/30/20	$5,778,000	$5,713,818
AT&T, Inc., 4.75%, 5/15/46	15,772,000	13,984,780
AT&T, Inc., 5.65%, 2/15/47	17,380,000	17,339,331
Verizon Communications, Inc., 4.5%, 9/15/20	12,714,000	13,766,058
Verizon Communications, Inc., 5.05%, 3/15/34	8,076,000	7,875,037
Verizon Communications, Inc., 6%, 4/01/41	4,310,000	4,577,289
Verizon Communications, Inc., 6.55%, 9/15/43	15,460,000	18,048,870

		$81,305,183
Oils - 1.4%
Marathon Petroleum Corp., 3.4%, 12/15/20	$21,354,000	$20,667,576
Marathon Petroleum Corp., 4.75%, 9/15/44	6,090,000	4,623,351
Valero Energy Corp., 4.9%, 3/15/45	17,086,000	13,882,102

		$39,173,029
Other Banks & Diversified Financials - 3.2%
BPCE S.A., 4.5%, 3/15/25 (n)	$6,746,000	$6,438,106
Capital One Bank (USA) N.A., 3.375%, 2/15/23	8,400,000	8,206,288
Capital One Financial Corp., 3.75%, 4/24/24	7,016,000	7,051,676
Citigroup, Inc., 3.75%, 6/16/24	14,035,000	14,186,648
Citizens Financial Group, Inc., 4.3%, 12/03/25	9,478,000	9,699,984
Discover Bank, 7%, 4/15/20	17,724,000	20,300,095
Discover Financial Services, 3.95%, 11/06/24	300,000	301,627

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Discover Financial Services, 3.75%, 3/04/25	$3,622,000	$3,492,452
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	3,146,000	3,990,166
Intesa Sanpaolo S.p.A., 5.71%, 1/15/26 (z)	5,795,000	5,693,669
Macquarie Group Ltd., 3%, 12/03/18 (n)	2,352,000	2,378,307
U.S. Bancorp, 3%, 3/15/22	2,601,000	2,688,206
U.S. Bancorp, 2.95%, 7/15/22	3,423,000	3,452,030

		$87,879,254
Personal Computers & Peripherals - 0.6%
Equifax, Inc., 3.3%, 12/15/22	$14,996,000	$15,642,403

Pharmaceuticals - 5.5%
AbbVie, Inc., 4.7%, 5/14/45	$15,964,000	$15,662,711
Actavis Funding SCS, 3.45%, 3/15/22	6,859,000	6,960,177
Actavis Funding SCS, 4.85%, 6/15/44	2,342,000	2,353,017
Actavis Funding SCS, 4.75%, 3/15/45	2,271,000	2,270,868
Allergan PLC, 1.875%, 10/01/17	3,180,000	3,179,415
Bayer U.S. Finance LLC, 3.375%, 10/08/24 (n)	4,933,000	5,080,166
Biogen, Inc., 3.625%, 9/15/22	12,455,000	12,792,045
Celgene Corp., 2.875%, 8/15/20	18,498,000	18,648,981
Forest Laboratories, Inc., 4.375%, 2/01/19 (n)	24,838,000	26,196,167
Gilead Sciences, Inc., 3.7%, 4/01/24	10,392,000	10,790,897
Gilead Sciences, Inc., 3.65%, 3/01/26	21,622,000	22,087,068
Gilead Sciences, Inc., 4.5%, 2/01/45	4,419,000	4,352,410
Mylan, Inc., 2.55%, 3/28/19	3,618,000	3,599,197
Mylan, Inc., 3.125%, 1/15/23 (n)	3,000,000	2,786,682
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	8,453,000	8,241,675
Watson Pharmaceuticals, Inc., 3.25%, 10/01/22	4,118,000	4,105,329
Watson Pharmaceuticals, Inc., 4.625%, 10/01/42	4,240,000	4,131,715

		$153,238,520
Pollution Control - 0.2%
Republic Services, Inc., 5.25%, 11/15/21	$6,200,000	$6,949,623

Precious Metals & Minerals - 0.1%
Teck Resources Ltd., 5.4%, 2/01/43	$5,413,000	$2,435,850

Railroad & Shipping - 0.9%
Canadian Pacific Railway Co., 7.25%, 5/15/19	$11,151,000	$12,794,200
Canadian Pacific Railway Co., 4.5%, 1/15/22	6,058,000	6,554,574
CSX Corp., 7.375%, 2/01/19	5,360,000	6,182,245

		$25,531,019
Real Estate - Healthcare - 0.2%
HCP, Inc., REIT, 3.875%, 8/15/24	$6,222,000	$6,081,663

Real Estate - Office - 0.5%
Boston Properties LP, REIT, 3.7%, 11/15/18	$6,162,000	$6,412,393
Boston Properties LP, REIT, 3.85%, 2/01/23	3,562,000	3,683,610
Vornado Realty LP, REIT, 2.5%, 6/30/19	3,697,000	3,660,588

		$13,756,591
Real Estate - Other - 0.2%
Host Hotels & Resorts, Inc., REIT, 4.75%, 3/01/23	$2,843,000	$2,973,181
Host Hotels & Resorts, Inc., REIT, 4%, 6/15/25	3,783,000	3,674,080

		$6,647,261

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - Retail - 1.1%
DDR Corp., REIT, 3.625%, 2/01/25	$6,848,000	$6,541,100
Simon Property Group, Inc., REIT, 1.5%, 2/01/18 (n)	9,465,000	9,441,962
Simon Property Group, Inc., REIT, 10.35%, 4/01/19	5,828,000	7,172,170
Simon Property Group, Inc., REIT, 4.375%, 3/01/21	7,340,000	8,043,422

		$31,198,654
Restaurants - 0.5%
McDonald’s Corp., 4.875%, 12/09/45	$11,641,000	$11,760,099
YUM! Brands, Inc., 5.35%, 11/01/43	4,038,000	2,988,120

		$14,748,219
Retailers - 3.8%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44	$9,077,000	$7,801,110
Best Buy Co., Inc., 5%, 8/01/18	8,415,000	8,667,450
Best Buy Co., Inc., 5.5%, 3/15/21	4,750,000	4,797,500
Dollar General Corp., 4.125%, 7/15/17	21,009,000	21,697,444
Dollar General Corp., 4.15%, 11/01/25	5,508,000	5,630,355
Gap, Inc., 5.95%, 4/12/21	23,607,000	24,546,252
Home Depot, Inc., 4.875%, 2/15/44	10,313,000	11,268,747
L Brands, Inc., 6.875%, 11/01/35 (n)	3,949,000	4,082,279
Limited Brands, Inc., 7%, 5/01/20	11,059,000	12,413,728
Limited Brands, Inc., 5.625%, 2/15/22	3,218,000	3,458,546

		$104,363,411
Specialty Chemicals - 0.2%
Ecolab, Inc., 2.25%, 1/12/20	$600,000	$598,164
Ecolab, Inc., 4.35%, 12/08/21	4,000,000	4,339,420

		$4,937,584
Telecommunications - Wireless - 2.2%
American Tower Corp., REIT, 4.5%, 1/15/18	$5,760,000	$6,007,951
American Tower Corp., REIT, 4.7%, 3/15/22	7,973,000	8,414,226
American Tower Corp., REIT, 3.5%, 1/31/23	3,999,000	3,904,751
American Tower Corp., REIT, 4%, 6/01/25	12,172,000	12,042,892
CC Holdings GS V LLC, 2.381%, 12/15/17	5,000,000	5,023,250
Crown Castle International Corp., 5.25%, 1/15/23	4,570,000	4,867,050
Crown Castle International Corp., 4.45%, 2/15/26	8,789,000	8,843,210
Crown Castle Towers LLC, 4.883%, 8/15/20 (n)	1,400,000	1,523,284
SBA Tower Trust, 2.898%, 10/15/44 (n)	9,621,000	9,645,880

		$60,272,494
Tobacco - 3.3%
Altria Group, Inc., 4%, 1/31/24	$3,204,000	$3,391,866
B.A.T. International Finance PLC, 2.125%, 6/07/17 (n)	8,948,000	9,023,047
Imperial Tobacco Finance PLC, 4.25%, 7/21/25 (n)	17,708,000	18,172,445
Philip Morris International, Inc., 4.875%, 11/15/43	7,949,000	8,480,899
Reynolds American, Inc., 6.75%, 6/15/17	7,310,000	7,776,268
Reynolds American, Inc., 2.3%, 8/21/17	9,055,000	9,147,252
Reynolds American, Inc., 8.125%, 6/23/19	6,504,000	7,708,541
Reynolds American, Inc., 6.875%, 5/01/20	5,000,000	5,835,550
Reynolds American, Inc., 3.25%, 6/12/20	2,947,000	3,023,357
Reynolds American, Inc., 4%, 6/12/22	5,408,000	5,721,859
Reynolds American, Inc., 3.25%, 11/01/22	3,040,000	3,076,763
Reynolds American, Inc., 4.45%, 6/12/25	4,045,000	4,290,920
Reynolds American, Inc., 5.7%, 8/15/35	4,634,000	5,076,528

		$90,725,295

9

Portfolio of Investments (unaudited) – continued

Issuer			Shares/Par	Value ($)

Bonds - continued
Transportation - Services - 0.5%
ERAC USA Finance LLC, 6.375%, 10/15/17 (n)			$1,400,000	$1,498,626
ERAC USA Finance LLC, 3.85%, 11/15/24 (n)			2,391,000	2,413,870
ERAC USA Finance LLC, 7%, 10/15/37 (n)			3,679,000	4,522,779
ERAC USA Finance LLC, 5.625%, 3/15/42 (n)			2,420,000	2,602,722
ERAC USA Finance LLC, 4.5%, 2/15/45 (n)			1,850,000	1,720,985

				$12,758,982
Utilities - Electric Power - 2.5%
Alabama Power Co., 4.15%, 8/15/44			$4,231,000	$4,200,139
American Electric Power Co., Inc., 1.65%, 12/15/17			8,244,000	8,200,340
Berkshire Hathaway Energy, 4.5%, 2/01/45			5,432,000	5,320,655
CMS Energy Corp., 6.25%, 2/01/20			6,891,000	7,829,981
CMS Energy Corp., 5.05%, 3/15/22			5,159,000	5,726,784
Dominion Resources, Inc., 2.5%, 12/01/19			3,550,000	3,572,138
DTE Electric Co., 3.7%, 3/15/45			2,077,000	1,988,138
Duke Energy Corp., 1.625%, 8/15/17			3,267,000	3,259,571
EDP Finance B.V., 4.9%, 10/01/19 (n)			3,830,000	3,933,027
EDP Finance B.V., 5.25%, 1/14/21 (n)			6,828,000	7,009,133
PPL Capital Funding, Inc., 4.2%, 6/15/22			2,500,000	2,671,543
PPL Capital Funding, Inc., 5%, 3/15/44			5,193,000	5,395,106
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)			5,693,000	6,285,174
PSEG Power LLC, 5.32%, 9/15/16			1,727,000	1,765,894
Waterford 3 Funding Corp., 8.09%, 1/02/17			2,119,476	2,117,823

				$69,275,446
Total Bonds				$2,572,339,076
	Strike Price	First Exercise
Warrants - 0.0%
Medical & Health Technology & Services - 0.0%
HealthSouth Corp. (a)	$41.40	1/04/16	3,048	$6,309

Money Market Funds - 7.3%
MFS Institutional Money Market Portfolio, 0.28%, at Net Asset Value (v)			201,700,333	$201,700,333
Total Investments				$2,774,045,718

Other Assets, Less Liabilities - 0.0%				435,886
Net Assets - 100.0%				$2,774,481,604

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $403,049,201 representing 14.5% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

10

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.031%, 12/28/40	3/01/06	$1,517,830	$1,098,354
BlackRock Capital Finance LP, 7.75%, 9/25/26	10/10/96-1/03/97	153,723	37,654
Falcon Franchise Loan LLC, FRN, 44.017%, 1/05/25	1/29/03	21,634	66,176
Intesa Sanpaolo S.p.A., 5.71%, 1/15/26	1/08/16	5,795,000	5,693,669
Total Restricted Securities			$6,895,853
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

11

Supplemental Information

1/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$6,309	$—	$—	$6,309
Non-U.S. Sovereign Debt	—	14,763,586	—	14,763,586
U.S. Corporate Bonds	—	2,305,134,504	—	2,305,134,504
Residential Mortgage-Backed Securities	—	37,654	—	37,654
Commercial Mortgage-Backed Securities	—	7,906,374	—	7,906,374
Asset-Backed Securities (including CDOs)	—	4,732,091	—	4,732,091
Foreign Bonds	—	239,764,867	—	239,764,867
Mutual Funds	201,700,333	—	—	201,700,333
Total Investments	$201,706,642	$2,572,339,076	$—	$2,774,045,718

For further information regarding security characteristics, see the Portfolio of Investments.

12

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,817,754,171
Gross unrealized appreciation	48,162,513
Gross unrealized depreciation	(91,870,966)
Net unrealized appreciation (depreciation)	$(43,708,453)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	134,480,965	609,818,996	(542,599,628)	201,700,333

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$148,291	$201,700,333

13

QUARTERLY REPORT

January 31, 2016

MFS® LIMITED MATURITY FUND

PORTFOLIO OF INVESTMENTS

1/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 97.4%
Asset-Backed & Securitized - 13.5%
AmeriCredit Automobile Receivables Trust, 2014-2, “A2B”, FRN, 0.704%, 10/10/17	$384,302	$384,216
AmeriCredit Automobile Receivables Trust, 2015-1, “A2A”, 0.77%, 4/09/18	1,666,900	1,664,995
AmeriCredit Automobile Receivables Trust, 2015-3, “A2A”, 1.07%, 1/08/19	4,060,000	4,054,361
ARI Fleet Lease Trust, “A”, FRN, 0.726%, 1/15/21 (n)	926,680	926,204
ARI Fleet Lease Trust, “A2”, 0.81%, 11/15/22 (n)	1,114,408	1,111,359
Babson Ltd., CLO, “A1”, FRN, 0.845%, 1/18/21 (n)	1,095,968	1,079,839
Bayview Commercial Asset Trust, FRN, 0.736%, 8/25/35 (z)	665,843	570,174
Bayview Commercial Asset Trust, FRN, 0.696%, 4/25/36 (z)	581,252	515,632
Bayview Commercial Asset Trust, FRN, 0%, 7/25/36 (i)(z)	2,823,972	0
Bayview Financial Acquisition Trust, FRN, 5.638%, 11/28/36	1,374,039	1,366,921
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.031%, 12/28/40 (z)	726,796	525,934
BMW Vehicle Lease Trust, 2015-1, “A2B”, FRN, 0.746%, 2/21/17	4,476,413	4,474,721
Carmax Auto Owner Trust, 2014-4, “A2A”, 0.67%, 2/15/18	2,543,827	2,542,081
Cent CDO XI Ltd., “A1”, FRN, 0.879%, 4/25/19 (n)	2,452,308	2,409,885
Chesapeake Funding LLC, “A”, FRN, 0.872%, 1/07/25 (n)	2,415,740	2,414,780
Chesapeake Funding LLC, 2015-1A, “A”, FRN, 0.922%, 2/07/27 (n)	4,990,000	4,974,120
Chrysler Capital Auto Receivables Trust, 2015-AA, “A2”, 0.81%, 11/15/17 (n)	3,778,929	3,777,267
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	1,177,045	1,199,091
CNH Equipment Trust, “A2”, 0.63%, 12/15/17	2,298,581	2,296,984
CNH Wholesale Master Note Trust, “A”, FRN, 1.025%, 8/15/19 (n)	8,000,000	7,991,250
Commercial Mortgage Asset Trust, FRN, 0.64%, 1/17/32 (i)(z)	2,597,684	6,536
Credit Acceptance Auto Loan Trust, 2015-2A, “A”, 2.4%, 2/15/23 (n)	5,056,000	5,061,530
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.146%, 9/15/39	1,864,470	1,940,932
Credit-Based Asset Servicing & Securitization LLC, 4.136%, 12/25/35	535,322	529,190
Credit-Based Asset Servicing & Securitization LLC, FRN, 3.997%, 1/25/37 (q)	2,374,518	1,205,962
Credit-Based Asset Servicing & Securitization LLC, FRN, 3.982%, 3/25/37 (q)	3,403,927	1,665,387
CWCapital Cobalt Ltd., “A4”, FRN, 5.957%, 5/15/46	2,588,726	2,691,626
DT Auto Owner Trust, 0.98%, 4/16/18 (n)	1,270,154	1,267,873
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/19 (n)	2,852,414	2,844,127
Exeter Automobile Receivables Trust, 2015-1A, “A”, 1.6%, 6/17/19 (n)	1,780,452	1,779,012
Exeter Automobile Receivables Trust, 2015-2A, “A”, 1.54%, 11/15/19 (n)	2,668,982	2,661,363
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/25 (n)	1,498,000	1,517,988
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/26 (n)	6,367,000	6,452,694
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FRN, 0.826%, 1/15/20	5,870,000	5,844,670
GE Dealer Floorplan Master Note Trust, 2014-1, “A”, FRN, 0.806%, 7/20/19	7,300,000	7,292,015
GM Financial Automobile Leasing Trust, 2014-2A, “A2”, 0.73%, 2/20/17 (n)	1,743,803	1,742,322
GM Financial Automobile Leasing Trust, 2015-3A, “A2”, 1.17%, 6/20/18	5,400,000	5,385,617
GO Financial Auto Securitization Trust, 2015-1, “A”, 1.81%, 3/15/18 (n)	2,062,183	2,059,936
GO Financial Auto Securitization, Trust, 2015-2, “A”, 3.27%, 11/15/18 (z)	3,076,489	3,074,941
Gulf Stream Sextant CLO Ltd., 2007-1A, “A1A”, FRN, 0.751%, 6/17/21 (n)	841,402	835,329
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.974%, 12/10/27 (n)	3,305,215	3,298,456
Honda Auto Receivables Owner Trust, 2015-1, “A2”, 0.7%, 6/15/17	2,186,915	2,185,748
Hyundai Auto Lease Securitization Trust, 2015-A, “A2”, 1%, 10/16/17 (n)	6,372,400	6,373,883
Hyundai Auto Receivables Trust 2015-C, “A2A”, 0.99%, 11/15/18	3,470,000	3,468,955
IMPAC CMB Trust, FRN, 1.167%, 11/25/34	208,512	196,004
IMPAC CMB Trust, FRN, 1.347%, 11/25/34	219,486	203,987
IMPAC Secured Assets Corp., FRN, 0.776%, 5/25/36	602,752	543,985
Interstar Millennium Trust, FRN, 0.902%, 3/14/36	149,507	143,551
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/49	3,505,511	3,577,290
Kingsland III Ltd., “A1”, CDO, FRN, 0.597%, 8/24/21 (n)	1,109,976	1,104,134
KKR Financial CLO Ltd., 2007-1A, “A”, FRN, 0.712%, 5/15/21 (n)	1,457,031	1,444,001
Kubota Credit Owner Trust, 2014-1A, “A2”, 0.58%, 2/15/17 (n)	303,362	303,256

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Kubota Credit Owner Trust, 2015-1A, “A2”, 0.94%, 12/15/17 (n)	$4,032,955	$4,028,351
LB Commercial Conduit Mortgage Trust, FRN, 1.6%, 10/15/35 (i)	2,016,132	57,976
Mercedes-Benz Auto Lease Trust, 2015-A, “A2B”, FRN, 0.745%, 2/15/17	2,287,447	2,287,805
Mercedes-Benz Auto Lease Trust, 2015-B, “A2A”, 1%, 1/16/18	4,980,000	4,972,485
Merrill Lynch Mortgage Investors, Inc., 4.823%, 2/25/37 (q)	1,950,773	373,811
Morgan Stanley Capital I, Inc., FRN, 1.699%, 3/15/31 (i)(z)	245,698	21
Motor PLC, 2014-1A, “A1”, FRN, 0.907%, 8/25/21 (n)	898,053	897,349
Motor PLC, 2015-1A, “A1”, FRN, 1.027%, 6/25/22 (n)	4,765,000	4,756,614
Nationstar HECM Loan Trust, 2015-2A, “A”, 2.883%, 11/25/25 (z)	2,053,169	2,051,731
Navient Student Loan Trust, 2016-AA , “A1”, FRN, 0%, 12/15/25 (n)	3,550,000	3,550,000
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/19 (n)	6,561,000	6,557,129
Nissan Master Owner Trust Receivables 2013,“A”, FRN, 0.726%, 2/15/18	7,030,000	7,030,000
Option One Mortgage Loan Trust, FRN, 5.611%, 1/25/37 (q)	1,016,359	1,018,576
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 3.469%, 12/25/36 (q)	1,744,268	1,047,869
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/32 (n)	3,085,966	3,086,888
Suntrust Auto Receivables Trust, 0.99%, 6/15/18 (n)	5,434,287	5,434,287
Thornburg Mortgage Securities Trust, FRN, 1.106%, 4/25/43	646,547	629,604
Toyota Auto Receivables Owner Trust, 2015-A, “A2”, 0.71%, 7/17/17	2,523,601	2,522,301
Tricon American Homes 2015-SFR1, Trust “1A”, FRN, 1.676%, 5/17/32 (n)	2,340,000	2,277,832
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 0.776%, 7/22/19 (n)	11,000,000	10,884,024
Volvo Financial Equipment LLC, “A2”, 1.44%, 10/15/18 (z)	3,652,000	3,651,627
Wheels SPV LLC, 2014-1A, “A2”, 0.84%, 3/20/23 (n)	1,426,855	1,420,573

		$191,518,967
Automotive - 5.5%
American Honda Finance Corp., 1.6%, 7/13/18	$2,630,000	$2,632,814
American Honda Finance Corp., FRN, 1.019%, 9/20/17	2,150,000	2,150,535
American Honda Finance Corp., FRN, 0.782%, 5/26/16 (n)	3,570,000	3,573,234
American Honda Finance Corp., FRN, 1.117%, 10/07/16	3,010,000	3,016,237
Daimler Finance North America LLC, 2.4%, 4/10/17 (n)	2,680,000	2,705,846
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)	3,810,000	3,798,505
Daimler Finance North America LLC, 1.65%, 5/18/18 (n)	3,220,000	3,180,993
Daimler Finance North America LLC, FRN, 1.009%, 8/01/16 (n)	5,040,000	5,042,465
Daimler Finance North America LLC, FRN, 0.669%, 8/01/17 (n)	4,000,000	3,974,648
Ford Motor Credit Co. LLC, 4.207%, 4/15/16	3,170,000	3,188,972
Ford Motor Credit Co. LLC, FRN, 0.982%, 9/08/17	4,890,000	4,809,965
Ford Motor Credit Co. LLC, FRN, 1.557%, 1/09/18	2,600,000	2,571,949
Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16 (n)	4,620,000	4,637,159
Hyundai Capital America, 2%, 3/19/18 (n)	6,625,000	6,600,918
Hyundai Capital America, 2.4%, 10/30/18 (n)	2,600,000	2,604,220
Nissan Motor Acceptance Corp., FRN, 1.303%, 9/26/16 (n)	5,500,000	5,500,116
Nissan Motor Acceptance Corp., FRN, 0.972%, 3/03/17 (n)	3,030,000	3,023,098
Toyota Motor Credit Corp., FRN, 1.01%, 1/17/19	5,320,000	5,272,870
Volkswagen Group of America Finance LLC, FRN, 0.748%, 5/23/17 (n)	3,620,000	3,539,556
Volkswagen Group of America Finance LLC, FRN, 0.81%, 11/20/17 (n)	3,000,000	2,888,091
Volkswagen International Finance N.V., 1.125%, 11/18/16 (n)	2,580,000	2,547,420

		$77,259,611
Banks & Diversified Financials (Covered Bonds) - 0.7%
Credit Mutuel-CIC Home Loan, 1.5%, 11/16/17 (n)	$3,800,000	$3,806,737
Royal Bank of Canada, 1.125%, 7/22/16	3,700,000	3,704,066
SpareBank 1 Boligkreditt A.S., 2.625%, 5/27/16 (n)	2,260,000	2,271,775

		$9,782,578
Broadcasting - 0.1%
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	$1,862,000	$1,854,273

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Brokerage & Asset Managers - 0.7%
Franklin Resources, Inc., 1.375%, 9/15/17	$1,222,000	$1,222,390
Intercontinental Exchange, Inc., 2.75%, 12/01/20	4,908,000	4,986,135
NYSE Euronext, 2%, 10/05/17	3,266,000	3,290,181

		$9,498,706
Business Services - 0.5%
Cisco Systems, Inc., FRN, 0.702%, 3/03/17	$6,150,000	$6,151,396
Fidelity National Information Services, Inc., 2.85%, 10/15/18	1,580,000	1,596,663

		$7,748,059
Cable TV - 0.1%
NBCUniversal Enterprise Co., FRN, 1.159%, 4/15/16 (n)	$1,450,000	$1,449,925

Chemicals - 1.2%
CF Industries, Inc., 6.875%, 5/01/18	$6,972,000	$7,565,024
Chevron Phillips Chemical Co. LLC, 1.7%, 5/01/18 (n)	4,320,000	4,245,722
Dow Chemical Co., 8.55%, 5/15/19	2,900,000	3,393,186
LyondellBasell Industries N.V., 5%, 4/15/19	1,740,000	1,836,050

		$17,039,982
Computer Software - 0.7%
Intuit, Inc., 5.75%, 3/15/17	$1,220,000	$1,276,079
Microsoft Corp., 2%, 11/03/20	8,646,000	8,730,117

		$10,006,196
Computer Software - Systems - 0.3%
Apple, Inc., FRN, 0.584%, 5/03/18	$3,720,000	$3,710,090

Conglomerates - 1.0%
ABB Finance (USA), Inc., 1.625%, 5/08/17	$1,659,000	$1,663,003
ABB Treasury Center (USA), Inc., 2.5%, 6/15/16 (n)	7,957,000	7,993,515
Roper Industries, Inc., 1.85%, 11/15/17	3,978,000	3,967,287

		$13,623,805
Consumer Products - 1.2%
Clorox Co., 5.95%, 10/15/17	$1,305,000	$1,402,019
Mattel, Inc., 1.7%, 3/15/18	1,041,000	1,031,827
Mattel, Inc., 2.5%, 11/01/16	2,030,000	2,047,935
Newell Rubbermaid, Inc., 2.05%, 12/01/17	2,748,000	2,723,724
Newell Rubbermaid, Inc., 2.875%, 12/01/19	4,240,000	4,152,758
Reckitt Benckiser PLC, 2.125%, 9/21/18 (n)	5,585,000	5,598,946

		$16,957,209
Consumer Services - 0.2%
Experian Finance PLC, 2.375%, 6/15/17 (n)	$3,189,000	$3,184,472

Electrical Equipment - 0.6%
Amphenol Corp., 1.55%, 9/15/17	$2,270,000	$2,264,963
Arrow Electronics, Inc., 3%, 3/01/18	1,326,000	1,334,913
Molex Electronic Technologies LLC, 2.878%, 4/15/20 (n)	4,611,000	4,577,524

		$8,177,400
Electronics - 0.9%
Intel Corp., 1.35%, 12/15/17	$6,765,000	$6,795,118
Lam Research Corp., 2.75%, 3/15/20	2,303,000	2,273,639
Tyco Electronics Group S.A., 2.375%, 12/17/18	1,500,000	1,503,486

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Electronics - continued
Xilinx, Inc., 2.125%, 3/15/19	$2,410,000	$2,408,482

		$12,980,725
Emerging Market Quasi-Sovereign - 1.2%
CNOOC Finance (2013) Ltd., 1.125%, 5/09/16	$3,570,000	$3,566,473
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/19 (n)	3,762,000	3,752,595
Korea Gas Corp., 2.25%, 7/25/17 (n)	2,750,000	2,771,711
Petroleos Mexicanos, 3.125%, 1/23/19	2,522,000	2,391,991
State Grid International Development Co. Ltd., 1.75%, 5/22/18 (n)	4,456,000	4,434,112

		$16,916,882
Energy - Independent - 0.7%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$7,090,000	$7,161,332
Apache Corp., 6.9%, 9/15/18	823,000	895,715
Canadian Natural Resources Ltd., FRN, 0.978%, 3/30/16	1,560,000	1,553,080

		$9,610,127
Energy - Integrated - 1.5%
BG Energy Capital PLC, 2.875%, 10/15/16 (n)	$4,300,000	$4,337,341
BP Capital Markets PLC, 2.521%, 1/15/20	3,049,000	3,029,050
Chevron Corp., 0.889%, 6/24/16	1,770,000	1,770,981
Chevron Corp., 1.104%, 12/05/17	3,658,000	3,630,876
Shell International Finance B.V., 1.125%, 8/21/17	3,430,000	3,414,754
Shell International Finance B.V., FRN, 0.572%, 11/15/16	2,740,000	2,737,131
Total Capital International S.A., 1.5%, 2/17/17	1,670,000	1,670,367

		$20,590,500
Financial Institutions - 0.3%
LeasePlan Corp. N.V., 3%, 10/23/17 (n)	$3,370,000	$3,395,821
LeasePlan Corp. N.V., 2.5%, 5/16/18 (n)	1,208,000	1,196,420

		$4,592,241
Food & Beverages - 5.9%
Anheuser-Busch InBev Finance, Inc., 1.9%, 2/01/19	$4,921,000	$4,930,064
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/21	5,173,000	5,204,617
Anheuser-Busch InBev S.A., 1.375%, 7/15/17	6,321,000	6,319,066
Diageo Capital PLC, 1.5%, 5/11/17	2,750,000	2,755,308
General Mills, Inc., 1.4%, 10/20/17	5,400,000	5,400,032
H.J. Heinz Co., 1.6%, 6/30/17 (n)	4,980,000	4,979,029
Ingredion, Inc., 1.8%, 9/25/17	2,092,000	2,082,611
J.M. Smucker Co., 1.75%, 3/15/18	1,750,000	1,751,003
Kellogg Co., 4.45%, 5/30/16	1,209,000	1,223,207
Kraft Foods Group, Inc., 6.125%, 8/23/18	7,435,000	8,182,210
Mead Johnson Nutrition Co., 3%, 11/15/20	1,388,000	1,408,856
Molson Coors Brewing Co., 2%, 5/01/17	2,697,000	2,704,943
PepsiCo, Inc., 2.5%, 5/10/16	3,400,000	3,417,697
Pernod-Ricard S.A., 2.95%, 1/15/17 (n)	8,690,000	8,778,282
SABMiller Holdings, Inc., 2.45%, 1/15/17 (n)	2,060,000	2,076,847
SABMiller Holdings, Inc., FRN, 1.019%, 8/01/18 (n)	5,700,000	5,657,809
Tyson Foods, Inc., 6.6%, 4/01/16	5,550,000	5,601,249
Tyson Foods, Inc., 2.65%, 8/15/19	3,257,000	3,281,893
Want Want China Finance Co., 1.875%, 5/14/18 (n)	3,190,000	3,146,055
Wm. Wrigley Jr. Co., 1.4%, 10/21/16 (n)	3,712,000	3,713,173
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	525,000	529,448

		$83,143,399

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Drug Stores - 0.5%
CVS Health Corp., 1.2%, 12/05/16	$2,800,000	$2,799,238
CVS Health Corp., 1.9%, 7/20/18	3,920,000	3,935,994

		$6,735,232
Gaming & Lodging - 0.2%
Wyndham Worldwide Corp., 2.95%, 3/01/17	$3,473,000	$3,496,769

Insurance - 1.9%
American International Group, Inc., 2.3%, 7/16/19	$6,090,000	$6,111,096
MetLife Global Funding I, FRN, 0.997%, 4/10/17 (n)	4,820,000	4,813,773
Metropolitan Life Global Funding I, 2%, 4/14/20 (n)	4,840,000	4,763,513
Metropolitan Life Global Funding I, 1.152%, 7/15/16 (n)	4,570,000	4,573,167
Prudential Financial, Inc., FRN, 1.142%, 8/15/18	3,690,000	3,679,539
Voya Financial, Inc., 2.9%, 2/15/18	2,515,000	2,551,246

		$26,492,334
Insurance - Health - 0.3%
Aetna, Inc., 1.5%, 11/15/17	$674,000	$673,344
UnitedHealth Group, Inc., 1.45%, 7/17/17	3,910,000	3,921,523

		$4,594,867
Insurance - Property & Casualty - 0.2%
Marsh & McLennan Cos., Inc., 2.35%, 9/10/19	$3,180,000	$3,191,359

International Market Quasi-Sovereign - 3.4%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/18 (n)	$4,070,000	$4,088,494
Dexia Credit Local S.A., 1.25%, 10/18/16 (n)	5,210,000	5,219,665
Dexia Credit Local S.A., 2.25%, 1/30/19 (n)	2,070,000	2,097,059
Electricite de France, 2.15%, 1/22/19 (n)	3,953,000	3,967,136
FMS Wertmanagement, 0.625%, 4/18/16	3,360,000	3,359,933
KFW Government Development Banks, 1.125%, 11/16/18	4,000,000	3,992,244
Kommunalbanken A.S., 0.75%, 11/21/16 (n)	3,860,000	3,859,305
Kommunalbanken A.S., FRN, 0.748%, 10/31/16 (n)	4,360,000	4,360,964
Municipality Finance PLC, 2.375%, 5/16/16	3,410,000	3,426,508
Nederlandse Waterschapsbank N.V., 0.75%, 3/29/16 (n)	3,480,000	3,480,512
Nederlandse Waterschapsbank N.V., 1.5%, 4/16/18 (n)	3,160,000	3,181,393
Statoil A.S.A., 1.8%, 11/23/16	2,350,000	2,360,168
Statoil A.S.A., FRN, 0.652%, 5/15/18	1,205,000	1,189,501
Statoil A.S.A., FRN, 0.804%, 11/08/18	3,010,000	2,974,934

		$47,557,816
International Market Sovereign - 0.8%
Kingdom of Denmark, 0.875%, 3/20/17 (n)	$6,840,000	$6,851,847
Kingdom of Sweden, 1%, 2/27/18 (n)	3,500,000	3,502,090
Republic of Iceland, 4.875%, 6/16/16 (n)	1,125,000	1,141,899

		$11,495,836
Internet - 0.2%
Baidu, Inc., 3.25%, 8/06/18	$892,000	$909,232
Baidu, Inc., 2.75%, 6/09/19	2,189,000	2,186,030

		$3,095,262
Local Authorities - 1.7%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 7/01/16	$7,060,000	$7,079,556
Kommuninvest i Sverige AB, 0.5%, 6/15/16 (n)	5,440,000	5,436,301

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Local Authorities - continued
Kommuninvest i Sverige AB, 0.875%, 12/13/16 (n)	$6,350,000	$6,354,604
Province of Ontario, 2.3%, 5/10/16	4,700,000	4,717,766

		$23,588,227
Major Banks - 14.5%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)	$6,820,000	$7,008,368
ABN AMRO Bank N.V., FRN, 0.862%, 6/06/16 (n)	3,100,000	3,099,681
Bank of America Corp., 6.5%, 8/01/16	2,625,000	2,693,237
Bank of America Corp., 6%, 9/01/17	8,000,000	8,482,936
Bank of America Corp., 6.875%, 4/25/18	4,213,000	4,622,971
Bank of America Corp., 1.75%, 6/05/18	3,330,000	3,324,232
Bank of America Corp., FRN, 0.792%, 6/15/16	1,910,000	1,907,454
Bank of Montreal, FRN, 1.217%, 4/09/18	1,990,000	1,986,659
Barclays PLC, 3.25%, 1/12/21	5,596,000	5,622,312
BNP Paribas, FRN, 1.092%, 12/12/16	1,280,000	1,280,378
BNP Paribas, FRN, 1.006%, 3/17/17	3,010,000	3,006,277
Canadian Imperial Bank of Commerce, FRN, 1.14%, 7/18/16	2,270,000	2,272,517
Commonwealth Bank of Australia, 1.75%, 11/02/18	1,390,000	1,386,308
Commonwealth Bank of Australia, FRN, 1.069%, 9/20/16 (n)	4,820,000	4,824,083
Commonwealth Bank of Australia, FRN, 0.862%, 3/13/17 (n)	1,510,000	1,508,706
Commonwealth Bank of Australia, FRN, 0.732%, 9/08/17 (n)	6,000,000	5,976,042
Credit Suisse New York, 1.75%, 1/29/18	3,950,000	3,945,955
DBS Bank Ltd., 2.35%, 2/28/17 (n)	4,010,000	4,045,613
DNB Bank A.S.A., 3.2%, 4/03/17 (n)	4,190,000	4,272,673
Goldman Sachs Group, Inc., FRN, 1.048%, 5/22/17	1,660,000	1,657,578
Goldman Sachs Group, Inc., FRN, 1.818%, 4/30/18	2,310,000	2,317,598
Goldman Sachs Group, Inc., FRN, 1.462%, 11/15/18	5,420,000	5,413,507
Goldman Sachs Group, Inc., FRN, 1.639%, 10/23/19	5,010,000	4,991,368
HSBC Bank PLC, 3.1%, 5/24/16 (n)	2,520,000	2,538,343
HSBC Bank PLC, FRN, 1.002%, 5/15/18 (n)	5,132,000	5,113,063
Huntington National Bank, FRN, 1.044%, 4/24/17	7,240,000	7,206,305
ING Bank N.V., 1.8%, 3/16/18 (n)	1,740,000	1,740,586
ING Bank N.V., 3.75%, 3/07/17 (n)	2,644,000	2,709,354
ING Bank N.V., 2%, 11/26/18 (n)	4,970,000	4,967,644
ING Bank N.V., FRN, 1.402%, 3/07/16 (n)	1,450,000	1,450,455
JPMorgan Chase & Co., 2%, 8/15/17	2,087,000	2,099,758
JPMorgan Chase & Co., 2.2%, 10/22/19	5,340,000	5,334,393
JPMorgan Chase & Co., FRN, 1.027%, 2/26/16	2,500,000	2,500,143
Mizuho Bank Ltd., FRN, 1.053%, 9/25/17 (n)	2,500,000	2,485,273
Mizuho Bank Ltd., FRN, 1.814%, 10/20/18 (n)	4,060,000	4,088,668
Morgan Stanley, 2.65%, 1/27/20	3,780,000	3,785,005
Morgan Stanley, FRN, 1.643%, 2/25/16	3,410,000	3,411,217
Morgan Stanley, FRN, 1.996%, 2/01/19	6,200,000	6,229,816
Morgan Stanley, FRN, 1.359%, 7/23/19	7,840,000	7,701,977
Nordea Bank AB, FRN, 0.819%, 5/13/16 (n)	2,802,000	2,803,866
Nordea Bank AB, FRN, 0.972%, 4/04/17 (n)	2,900,000	2,895,119
PNC Bank N.A., 1.3%, 10/03/16	3,180,000	3,186,191
PNC Bank N.A., 1.15%, 11/01/16	4,550,000	4,552,762
PNC Bank N.A., 1.5%, 10/18/17	3,500,000	3,498,982
PNC Bank N.A., 2.25%, 7/02/19	5,130,000	5,168,162
Royal Bank of Canada, FRN, 0.937%, 9/09/16	2,920,000	2,922,409
Royal Bank of Canada, FRN, 1.186%, 12/10/18	8,210,000	8,199,508
Royal Bank of Scotland PLC, 4.375%, 3/16/16	4,880,000	4,900,203
Sumitomo Mitsui Banking Corp., FRN, 0.941%, 7/11/17	6,000,000	5,965,026
Toronto-Dominion Bank, 1.75%, 7/23/18	2,820,000	2,826,040

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Wells Fargo & Co., FRN, 0.722%, 9/08/17	$5,020,000	$4,995,156
Wells Fargo Bank N.A., FRN, 1.358%, 1/22/18	3,900,000	3,904,586

		$204,826,463
Medical & Health Technology & Services - 1.6%
Baxter International, Inc., 1.85%, 1/15/17	$2,610,000	$2,623,439
Becton, Dickinson and Co., 1.75%, 11/08/16	2,030,000	2,035,473
Becton, Dickinson and Co., 1.45%, 5/15/17	1,900,000	1,897,914
Becton, Dickinson and Co., 1.8%, 12/15/17	3,810,000	3,813,741
Catholic Health Initiatives, 1.6%, 11/01/17	2,480,000	2,476,568
Laboratory Corp. of America Holdings, 2.625%, 2/01/20	3,000,000	3,004,650
McKesson Corp., 3.25%, 3/01/16	4,190,000	4,197,726
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16	2,960,000	2,971,807

		$23,021,318
Medical Equipment - 0.5%
Medtronic, Inc., 1.5%, 3/15/18	$3,230,000	$3,235,788
Zimmer Holdings, Inc., 2%, 4/01/18	3,210,000	3,199,844

		$6,435,632
Metals & Mining - 1.2%
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 3/01/17	$4,750,000	$3,978,125
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	1,620,000	1,036,800
Glencore Funding LLC, 2.125%, 4/16/18 (n)	2,980,000	2,515,510
Glencore Funding LLC, FRN, 1.567%, 5/27/16 (n)	5,690,000	5,577,651
Rio Tinto Finance (USA) Ltd., FRN, 1.366%, 6/17/16	4,020,000	4,010,762

		$17,118,848
Midstream - 1.1%
Energy Transfer Partners LP, 2.5%, 6/15/18	$1,930,000	$1,766,114
EnLink Midstream Partners LP, 2.7%, 4/01/19	2,163,000	1,685,085
Enterprise Products Operating LP, 3.2%, 2/01/16	740,000	740,000
Enterprise Products Operating LP, 6.5%, 1/31/19	1,280,000	1,380,666
Kinder Morgan (Delaware), Inc., 2%, 12/01/17	2,750,000	2,652,482
ONEOK Partners LP, 3.2%, 9/15/18	3,550,000	3,254,431
TransCanada PipeLines Ltd., 1.875%, 1/12/18	2,847,000	2,795,615
TransCanada PipeLines Ltd., FRN, 1.283%, 6/30/16	1,390,000	1,386,861

		$15,661,254
Mortgage-Backed - 1.7%
Fannie Mae, 5.257%, 2/01/16	$20,859	$20,851
Fannie Mae, 5.735%, 7/01/16	1,439,421	1,442,010
Fannie Mae, 6.5%, 9/01/16 - 6/01/17	136,256	139,345
Fannie Mae, 7%, 9/01/16	26,016	26,187
Fannie Mae, 5.5%, 12/01/16 - 2/01/19	339,428	348,415
Fannie Mae, 1.114%, 2/25/17	3,435,059	3,442,288
Fannie Mae, 6%, 3/01/17 - 12/01/17	146,830	149,676
Fannie Mae, 5%, 2/01/18 - 7/01/23	1,370,945	1,464,089
Fannie Mae, 4.5%, 10/01/18 - 3/01/23	953,800	1,009,226
Fannie Mae, FRN, 0.464%, 5/25/18	3,852,183	3,824,927
Fannie Mae, FRN, 2.335%, 2/01/33	97,658	100,549
Fannie Mae, FRN, 2.23%, 3/01/33	90,087	91,989
Fannie Mae, FRN, 2.339%, 5/01/33	369,740	392,548
Freddie Mac, 6%, 4/01/16 - 8/01/17	62,467	63,517
Freddie Mac, 1.655%, 11/25/16	253,987	254,408

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 1.426%, 8/25/17	$847,359	$849,231
Freddie Mac, 5.5%, 9/01/17 - 6/01/25	838,631	902,808
Freddie Mac, 5%, 5/01/18 - 8/01/20	672,231	708,990
Freddie Mac, 2.5%, 7/01/28	9,060,954	9,301,055
Ginnie Mae, FRN, 1.875%, 7/20/32	107,122	111,043

		$24,643,152
Network & Telecom - 3.0%
AT&T, Inc., 2.4%, 8/15/16	$2,750,000	$2,768,499
AT&T, Inc., 2.45%, 6/30/20	2,100,000	2,076,673
AT&T, Inc., FRN, 0.741%, 2/12/16	2,330,000	2,329,851
AT&T, Inc., FRN, 1.317%, 11/27/18	3,850,000	3,849,053
British Telecommunications PLC, 2.35%, 2/14/19	2,970,000	2,989,165
DIRECTV Holdings LLC, 2.4%, 3/15/17	3,360,000	3,393,839
Verizon Communications, Inc., 2%, 11/01/16	2,610,000	2,628,247
Verizon Communications, Inc., 1.35%, 6/09/17	4,000,000	3,995,288
Verizon Communications, Inc., 6.1%, 4/15/18	1,000,000	1,089,871
Verizon Communications, Inc., FRN, 2.042%, 9/15/16	7,500,000	7,544,153
Verizon Communications, Inc., FRN, 1.296%, 6/17/19	9,145,000	9,063,015

		$41,727,654
Oil Services - 0.4%
Schlumberger Holdings Corp., 1.9%, 12/21/17 (n)	$3,010,000	$2,999,495
Transocean, Inc., 5.8%, 12/15/16	2,810,000	2,725,700

		$5,725,195
Oils - 0.4%
Marathon Petroleum Corp., 2.7%, 12/14/18	$5,697,000	$5,602,077

Other Banks & Diversified Financials - 10.4%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$2,403,000	$2,476,010
Banco Santander Chile, FRN, 1.517%, 4/11/17 (n)	3,830,000	3,806,063
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.857%, 2/26/16 (n)	2,100,000	2,099,889
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 1.087%, 9/09/16 (n)	6,220,000	6,224,447
Banque Federative du Credit Mutuel, FRN, 1.471%, 10/28/16 (n)	2,780,000	2,785,048
Banque Federative du Credit Mutuel, FRN, 1.474%, 1/20/17 (n)	4,860,000	4,873,229
BNZ International Funding Ltd. London, 1.9%, 2/26/18 (n)	4,530,000	4,529,284
BPCE S.A., 1.625%, 1/26/18	4,410,000	4,395,262
Capital One Bank (USA) N.A., FRN, 1.014%, 2/05/18	4,420,000	4,401,675
Capital One Financial Corp., 2.45%, 4/24/19	1,880,000	1,882,636
Citigroup, Inc., FRN, 1.39%, 4/08/19	9,150,000	9,067,421
Citizens Bank N.A., 2.3%, 12/03/18	5,000,000	5,019,345
Discover Bank, 3.1%, 6/04/20	3,205,000	3,220,124
Fifth Third Bancorp, 1.35%, 6/01/17	8,500,000	8,489,265
Fifth Third Bancorp, 2.3%, 3/01/19	1,859,000	1,865,460
First Republic Bank, 2.375%, 6/17/19	1,333,000	1,334,593
Groupe BPCE S.A., 2.5%, 12/10/18	2,520,000	2,560,169
Groupe BPCE S.A., FRN, 1.869%, 4/25/16	6,800,000	6,813,335
Intesa Sanpaolo S.p.A., 2.375%, 1/13/17	1,950,000	1,957,463
Lloyds Bank PLC, 1.75%, 5/14/18	2,040,000	2,040,849
Lloyds Bank PLC, 2.3%, 11/27/18	1,700,000	1,717,236
Lloyds Bank PLC, 1.621%, 1/22/19	6,220,000	6,238,262
Macquarie Bank Ltd., FRN, 1.249%, 10/27/17 (n)	3,790,000	3,770,489
National Bank of Canada, FRN, 1.342%, 12/14/18	5,040,000	5,026,710
Rabobank Nederland N.V., 3.375%, 1/19/17	3,967,000	4,049,553

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
Rabobank Nederland N.V., FRN, 1.012%, 3/18/16	$1,990,000	$1,990,283
Skandinaviska Enskilda, 1.75%, 3/19/18 (n)	2,500,000	2,502,480
Svenska Handelsbanken AB, 2.875%, 4/04/17	3,548,000	3,613,386
Svenska Handelsbanken AB, FRN, 1.019%, 3/21/16	1,000,000	1,000,567
Svenska Handelsbanken AB, FRN, 1.063%, 9/23/16	4,500,000	4,505,922
Swedbank AB, 2.125%, 9/29/17 (n)	10,851,000	10,951,252
Synchrony Financial, 1.875%, 8/15/17	2,830,000	2,819,161
UBS AG, FRN, 0.742%, 8/14/17	6,250,000	6,219,131
UBS Group Funding Ltd., FRN, 2.034%, 9/24/20 (n)	4,020,000	4,014,255
Union Bank, 3%, 6/06/16	1,910,000	1,924,065
Westpac Banking Corp., 2%, 8/14/17	1,780,000	1,795,087
Westpac Banking Corp., FRN, 0.697%, 5/19/17	5,730,000	5,722,350

		$147,701,756
Pharmaceuticals - 3.8%
AbbVie, Inc., 1.8%, 5/14/18	$5,760,000	$5,743,221
Actavis Funding SCS, 2.35%, 3/12/18	4,615,000	4,636,215
Actavis Funding SCS, 3%, 3/12/20	2,399,000	2,428,335
Allergan PLC, 1.875%, 10/01/17	2,240,000	2,239,588
Amgen, Inc., 2.3%, 6/15/16	3,570,000	3,588,646
Bayer U.S. Finance LLC, 1.5%, 10/06/17 (n)	4,000,000	4,009,556
Biogen, Inc., 2.9%, 9/15/20	3,400,000	3,423,997
Bristol-Myers Squibb Co., 0.875%, 8/01/17	3,507,000	3,501,224
Celgene Corp., 2.125%, 8/15/18	4,900,000	4,912,250
EMD Finance LLC, 1.7%, 3/19/18 (n)	5,140,000	5,116,526
Gilead Sciences, Inc., 1.85%, 9/04/18	4,760,000	4,796,652
Mylan, Inc., 1.8%, 6/24/16	2,710,000	2,713,127
Mylan, Inc., 1.35%, 11/29/16	1,785,000	1,772,516
Sanofi, 1.25%, 4/10/18	5,060,000	5,065,055

		$53,946,908
Printing & Publishing - 0.3%
Thomson Reuters Corp., 0.875%, 5/23/16	$3,530,000	$3,528,108

Real Estate - Apartment - 0.2%
ERP Operating, REIT, 5.125%, 3/15/16	$2,738,000	$2,750,943

Real Estate - Healthcare - 0.3%
Ventas Realty LP, REIT, 1.55%, 9/26/16	$2,160,000	$2,163,694
Welltower, Inc., REIT, 2.25%, 3/15/18	1,686,000	1,691,501

		$3,855,195
Real Estate - Office - 0.3%
Mack-Cali Realty LP, 2.5%, 12/15/17	$2,000,000	$2,005,532
Vornado Realty LP, REIT, 2.5%, 6/30/19	2,848,000	2,819,950

		$4,825,482
Real Estate - Retail - 0.3%
Simon Property Group, Inc., REIT, 1.5%, 2/01/18 (n)	$1,935,000	$1,930,290
WEA Finance LLC/Westfield Co., REIT, 1.75%, 9/15/17 (n)	2,730,000	2,715,482

		$4,645,772
Restaurants - 0.2%
McDonald’s Corp., 2.1%, 12/07/18	$2,810,000	$2,834,798

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Retailers - 0.8%
Dollar General Corp., 4.125%, 7/15/17	$4,990,000	$5,153,517
Dollar General Corp., 1.875%, 4/15/18	660,000	656,422
Wesfarmers Ltd., 2.983%, 5/18/16 (n)	2,900,000	2,913,723
Wesfarmers Ltd., 1.874%, 3/20/18 (n)	2,068,000	2,061,320

		$10,784,982
Specialty Chemicals - 0.2%
Airgas, Inc., 3.05%, 8/01/20	$2,430,000	$2,454,716

Supranational - 1.2%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/20 (n)	$4,530,000	$4,513,013
Corporacion Andina de Fomento, 1.5%, 8/08/17	4,500,000	4,509,855
Corporacion Andina de Fomento, FRN, 1.168%, 1/29/18	1,190,000	1,185,484
International Bank for Reconstruction and Development, 0.5%, 4/15/16	6,860,000	6,858,703

		$17,067,055
Telecommunications - Wireless - 0.6%
America Movil S.A.B. de C.V., 2.375%, 9/08/16	$1,564,000	$1,567,891
American Tower Trust I, REIT, 1.551%, 3/15/18 (n)	2,840,000	2,797,068
SBA Tower Trust, 2.898%, 10/15/44 (n)	4,150,000	4,160,732

		$8,525,691
Telephone Services - 0.2%
Qwest Corp., 6.5%, 6/01/17	$3,070,000	$3,215,825

Tobacco - 0.8%
Imperial Tobacco Finance PLC, 2.05%, 7/20/18 (n)	$4,696,000	$4,701,696
Reynolds American, Inc., 3.5%, 8/04/16	2,590,000	2,615,638
Reynolds American, Inc., 2.3%, 6/12/18	3,640,000	3,674,940

		$10,992,274
Transportation - Services - 0.6%
ERAC USA Finance Co., 2.75%, 3/15/17 (n)	$2,408,000	$2,433,539
TTX Co., 2.6%, 6/15/20 (n)	5,870,000	5,852,795

		$8,286,334
U.S. Government Agencies and Equivalents - 1.0%
AID-Ukraine, 1.844%, 5/16/19	$1,226,000	$1,239,857
AID-Ukraine, 1.847%, 5/29/20	3,300,000	3,346,339
Hashemite Kingdom of Jordan, 1.945%, 6/23/19	4,500,000	4,586,477
Private Export Funding Corp., 1.875%, 7/15/18	5,240,000	5,337,186
Small Business Administration, 5.46%, 3/01/16	26,511	26,619
Small Business Administration, 5.68%, 5/01/16	42,138	42,560
Small Business Administration, 5.94%, 7/01/16	10,936	11,052
Small Business Administration, 5.37%, 9/01/16	54,039	54,548

		$14,644,638
U.S. Treasury Obligations - 2.8%
U.S. Treasury Notes, 3%, 8/31/16 (f)	$13,000,000	$13,182,052
U.S. Treasury Notes, 0.625%, 9/30/17	27,000,000	26,936,712

		$40,118,764
Utilities - Electric Power - 3.0%
American Electric Power Co., Inc., 1.65%, 12/15/17	$2,570,000	$2,556,389
Dominion Resources, Inc., 2.5%, 12/01/19	7,000,000	7,043,652
Duke Energy Corp., 1.625%, 8/15/17	1,410,000	1,406,794

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
Duke Energy Corp., FRN, 0.992%, 4/03/17	$1,800,000	$1,789,308
Duke Energy Indiana, Inc., FRN, 0.967%, 7/11/16	1,760,000	1,759,944
Enel Finance International S.A., 6.25%, 9/15/17 (n)	670,000	715,477
Eversource Energy, 1.6%, 1/15/18	2,370,000	2,360,819
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/17	6,759,000	6,787,232
PG&E Corp., 2.4%, 3/01/19	3,378,000	3,396,022
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	4,710,000	4,731,840
PSEG Power LLC, 2.75%, 9/15/16	2,570,000	2,592,960
Southern Co., 2.45%, 9/01/18	2,700,000	2,723,666
Southern Power Co., 1.85%, 12/01/17	4,230,000	4,238,257

		$42,102,360
Total Bonds		$1,376,936,043

Money Market Funds - 2.5%
MFS Institutional Money Market Portfolio, 0.28%, at Net Asset Value (v)	36,160,460	$36,160,460
Total Investments		$1,413,096,503

Other Assets, Less Liabilities - 0.1%		978,684
Net Assets - 100.0%		$1,414,075,187

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $478,212,864 representing 33.8% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Commercial Asset Trust, FRN, 0.736%, 8/25/35	6/09/05	$665,843	$570,174
Bayview Commercial Asset Trust, FRN, 0.696%, 4/25/36	2/23/06	581,252	515,632
Bayview Commercial Asset Trust, FRN, 0%, 7/25/36	5/16/06	216,809	—
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.031%, 12/28/40	3/01/06	726,796	525,934
Commercial Mortgage Asset Trust, FRN, 0.64%, 1/17/32	8/25/03	23,750	6,536
GO Financial Auto Securitization, Trust, 2015-2, “A”, 3.27%, 11/15/18	11/19/15	3,076,478	3,074,941
Morgan Stanley Capital I, Inc., FRN, 1.699%, 3/15/31	6/10/03	5,378	21
Nationstar HECM Loan Trust, 2015-2A, “A”, 2.883%, 11/25/25	11/19/15	2,053,167	2,051,731
Volvo Financial Equipment LLC, “A2”, 1.44%, 10/15/18	1/20/16	3,651,629	3,651,627
Total Restricted Securities			$10,396,596
% of Net assets			0.7%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

11

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 1/31/16

Futures Contracts at 1/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 year (Long)	USD	330	$39,821,719	March - 2016	$668,888

At January 31, 2016, the fund had liquid securities with an aggregate value of $314,340 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

12

Supplemental Information

1/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of January 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$54,763,402	$—	$54,763,402
Non-U.S. Sovereign Debt	—	93,037,589	—	93,037,589
U.S. Corporate Bonds	—	599,027,882	—	599,027,882
Residential Mortgage-Backed Securities	—	35,158,295	—	35,158,295
Commercial Mortgage-Backed Securities	—	11,103,263	—	11,103,263
Asset-Backed Securities (including CDOs)	—	169,900,561	—	169,900,561
Foreign Bonds	—	413,945,051	—	413,945,051
Mutual Funds	36,160,460	—	—	36,160,460
Total Investments	$36,160,460	$1,376,936,043	$—	$1,413,096,503

Other Financial Instruments
Futures Contracts	$668,888	$—	$—	$668,888

For further information regarding security characteristics, see the Portfolio of Investments.

13

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,429,993,311
Gross unrealized appreciation	3,537,356
Gross unrealized depreciation	(20,434,164)
Net unrealized appreciation (depreciation)	$(16,896,808)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	10,715,193	370,057,492	(344,612,225)	36,160,460

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$37,034	$36,160,460

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2016, are as follows:

United States	63.8%
United Kingdom	4.4%
France	3.4%
Netherlands	3.4%
Japan	3.2%
Sweden	3.0%
Germany	2.9%
Canada	2.9%
Australia	2.6%
Other Countries	10.4%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

14

QUARTERLY REPORT

January 31, 2016

MFS® MUNICIPAL LIMITED MATURITY FUND

PORTFOLIO OF INVESTMENTS

1/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 98.6%
Alabama - 0.9%
Alabama 21st Century Authority, Tobacco Settlement Rev., “A”, 5%, 6/01/18	$2,335,000	$2,542,536
Alabama Building Renovation Finance Authority Rev., 4%, 9/01/17	1,815,000	1,908,545
Alabama Building Renovation Finance Authority Rev., 4%, 9/01/18	1,000,000	1,076,200
Alabama Building Renovation Finance Authority Rev., 4%, 9/01/19	1,615,000	1,774,352
Alabama State Industrial Development Authority, Solid Water Disposal Rev. (Pine City Fiber Company Project), 6.45%, 12/01/23	250,000	251,105
Auburn University, General Fee Rev., “A”, 5%, 6/01/21	2,170,000	2,592,477
Mobile, AL, Industrial Development Board, Pollution Control Rev. (Alabama Power Co.), 1.65%, 6/01/34 (Put Date 3/20/17)	1,000,000	1,010,060
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 4%, 12/01/16	1,810,000	1,853,820

		$13,009,095
Alaska - 0.6%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/21	$1,400,000	$1,575,630
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/22	1,200,000	1,359,924
State of Alaska, International Airport System Rev., “A”, 5%, 10/01/24	1,250,000	1,558,563
Valdez, AK, Marine Terminal Rev. (BP Pipelines Project), “B”, 5%, 1/01/21	4,000,000	4,604,360

		$9,098,477
Arizona - 1.0%
Arizona Board of Regents (Arizona State University), “A”, 4%, 7/01/17	$300,000	$314,772
Arizona Health Facilities Authority Rev. (Phoenix Children’s Hospital), “A-1”, FRN, 1.86%, 2/01/48 (Put Date 2/05/20)	3,000,000	3,064,590
Chandler, AZ, 5%, 7/01/22 (Prerefunded 7/01/18)	1,000,000	1,099,030
Phoenix, AZ, Civic Improvement Corp., Water System Rev., FGIC, 5.5%, 7/01/21	1,260,000	1,550,279
Phoenix, AZ, Industrial Development Authority Education Rev. (Basis Schools, Inc. Projects), “A”, 4%, 7/01/25	1,240,000	1,289,364
Phoenix, AZ, Industrial Development Authority Education Rev. (Basis Schools, Inc. Projects), “A”, 3%, 7/01/20	1,100,000	1,115,037
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 3%, 7/01/20	585,000	581,075
Yavapai County, AZ, Industrial Development Authority Rev. (Regional Medical Center), “A”, 5%, 8/01/16	400,000	407,068
Yavapai County, AZ, Industrial Development Authority Rev. (Regional Medical Center), “A”, 5%, 8/01/17	375,000	392,640
Yavapai County, AZ, Industrial Development Authority Rev. (Regional Medical Center), “A”, 5%, 8/01/18	525,000	561,944
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), 2.125%, 6/01/27 (Put Date 6/01/18)	3,000,000	3,057,360
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 1.6%, 3/01/28 (Put Date 3/01/18)	1,280,000	1,284,045

		$14,717,204
Arkansas - 0.9%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/20	$355,000	$398,587
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/21	465,000	532,360
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/22	380,000	441,910
Arkansas Four-Lane Highway Construction & Improvement Rev., 5%, 6/15/21	5,000,000	6,022,300
Independence County, AR, Pollution Control Rev. (Entergy Arkansas, Inc. Project), 2.375%, 1/01/21	3,250,000	3,407,723
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/22	300,000	359,547
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/23	1,665,000	2,019,961

		$13,182,388
California - 11.1%
California Department of Water Resources, Power Supply Rev., “L”, 5%, 5/01/18	$3,510,000	$3,850,751
California Department of Water Resources, Power Supply Rev., “M”, 4%, 5/01/19	3,000,000	3,309,570
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/19	1,000,000	1,121,910
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/20	1,250,000	1,438,863
California Educational Facilities Authority Rev. (Pitzer College), 5%, 4/01/16	1,395,000	1,406,090
California Educational Facilities Authority Rev. (University of Redlands), “A”, 4%, 10/01/17	250,000	262,488
California Educational Facilities Authority Rev. (University of Redlands), “A”, 4%, 10/01/18	400,000	429,636
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/22	500,000	600,680
California Educational Facilities Authority Rev. (University of San Francisco), 5%, 10/01/21	500,000	601,440

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 4%, 10/01/16	$570,000	$584,284
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 4%, 10/01/17	1,100,000	1,163,261
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “C”, 5%, 7/01/43 (Put Date 10/15/19)	2,750,000	3,144,240
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “D”, 5%, 7/01/43 (Put Date 10/15/20)	2,400,000	2,813,688
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/23	9,900,000	10,158,687
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/18	650,000	706,680
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 6/01/23 (Put Date 12/01/17)	135,000	144,623
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “C”, 5.25%, 6/01/23 (Put Date 12/01/17)	3,045,000	3,220,849
California Public Works Board Lease Rev. (Various Capital Projects), “G”, 4%, 11/01/16	3,840,000	3,944,640
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/17	415,000	446,706
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (State Prison - Lassen County, Susanville), “I”, 5%, 6/01/16	5,000,000	5,080,250
California School Finance Authority, School Facility Rev., (Alliance For College-Ready Public School Projects), “A”, 4%, 7/01/23	1,245,000	1,296,095
California School Finance Authority, School Facility Rev., (Alliance For College-Ready Public School Projects), “A”, 4%, 7/01/21	750,000	787,260
California School Finance Authority, School Facility Rev., (Alliance For College-Ready Public School Projects), “A”, 4%, 7/01/22	1,120,000	1,171,621
California State University Rev., “A”, 5%, 11/01/22	5,000,000	6,247,000
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “C”, 5%, 11/01/29 (Put Date 5/01/17)	1,500,000	1,581,135
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “B”, CALHF, 3%, 8/01/21	1,640,000	1,661,779
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “C”, CALHF, 2.5%, 8/01/20	1,105,000	1,116,746
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “D”, 4.75%, 8/01/20	125,000	125,944
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “A”, 1.65%, 7/01/18	3,500,000	3,503,080
Concord, CA, Redevelopment Agency (Successor Agency Tax Allocation), BAM, 4%, 3/01/16	1,270,000	1,274,293
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “A”, 3%, 9/01/16	605,000	613,204
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “A”, 4%, 9/01/18	400,000	427,260
Elk Grove, CA, Finance Authority Special Tax Rev., 5%, 9/01/21	450,000	531,999
Elk Grove, CA, Finance Authority Special Tax Rev., 5%, 9/01/22	450,000	538,875
Imperial, CA, Irrigation District Electric Rev., “C”, 5%, 11/01/23	200,000	250,506
Imperial, CA, Irrigation District Electric Rev., “C”, 5%, 11/01/25	500,000	639,800
Jurupa, CA, Public Financing Authority Tax Rev., “A”, 5%, 9/01/19	475,000	538,565
Jurupa, CA, Public Financing Authority Tax Rev., “A”, 5%, 9/01/20	550,000	639,639
La Verne, CA, Brethren Hillcrest Homes, COP, 3%, 5/15/16	555,000	558,141
La Verne, CA, Brethren Hillcrest Homes, COP, 3%, 5/15/17	575,000	586,351
La Verne, CA, Brethren Hillcrest Homes, COP, 4%, 5/15/18	235,000	247,328
La Verne, CA, Brethren Hillcrest Homes, COP, 4%, 5/15/19	565,000	604,533
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/21	310,000	354,696
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Rev., “A”, 5.25%, 11/15/20	930,000	1,070,253
Los Angeles County, CA, Public Works Financing Authority Lease Rev. (Multiple Capital Project II), 5%, 8/01/18	500,000	551,220
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/22	1,865,000	2,243,614
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, 5%, 9/01/23	1,865,000	2,258,552
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-2”, CALHF, 3%, 11/15/20	340,000	340,779
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-3”, CALHF, 2.5%, 11/15/20	530,000	530,981
Los Angeles County, CA, Sanitation Districts Financing Authority Rev. (Capital Projects), “A”, 5%, 10/01/20	5,000,000	5,927,000
Los Angeles, CA, Community College District, “E”, AGM, 5%, 8/01/22 (Prerefunded 8/01/16)	1,000,000	1,023,940
Los Angeles, CA, Community Facilities Rev., District No. 4 (Playa Vista - Phase 1), 5%, 9/01/21	1,100,000	1,292,720
Los Angeles, CA, Community Facilities Rev., District No. 4 (Playa Vista - Phase 1), 5%, 9/01/22	575,000	686,987
Los Angeles, CA, Department of Water & Power Rev., “A”, 5%, 7/01/19	1,000,000	1,140,040
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 1/01/18	2,450,000	2,498,339
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), 5%, 1/01/18	310,000	334,165
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 1/01/19	2,575,000	2,625,805

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 1/01/20	$2,705,000	$2,758,018
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/21	750,000	883,200
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/22	800,000	956,680
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), “A”, AGM, 5%, 9/01/24	4,000,000	4,893,680
Rancho Cucamonga, CA, Redevelopment Agency Rev., AGM, 5%, 9/01/20	1,200,000	1,410,216
Rancho Cucamonga, CA, Redevelopment Agency Rev., AGM, 5%, 9/01/21	1,000,000	1,204,590
Riverside, CA, Unified School District Financing Authority, Special Tax Rev., BAM, 5%, 9/01/21	285,000	340,581
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 3%, 9/01/17	1,140,000	1,175,101
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 4%, 9/01/18	1,210,000	1,295,015
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 4%, 9/01/19	1,300,000	1,421,056
Sacramento, CA, Municipal Utility District, “X”, 5%, 8/15/20	1,750,000	2,065,158
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/20	750,000	878,648
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/21	1,200,000	1,439,100
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/22	1,500,000	1,833,105
San Bernardino, CA, City Unified School District, “A”, 5%, 8/01/23	1,100,000	1,360,018
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/20	500,000	580,415
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “B”, 1.5%, 4/01/47 (Put Date 4/02/18)	3,820,000	3,854,113
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “C”, 1.45%, 4/01/45 (Put Date 8/01/17)	2,500,000	2,520,300
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “C”, 1.875%, 4/01/47 (Put Date 4/01/19)	3,090,000	3,148,339
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/25	1,000,000	1,198,620
San Joaquin County, CA, Stockton Unified School District, General Obligation, 5%, 8/01/24	6,650,000	8,301,927
San Jose, CA, Airport Rev., “A”, 5%, 3/01/22	1,285,000	1,526,053
San Pablo, CA, Redevelopment Agency Rev., “A”, 5%, 6/15/20	1,000,000	1,163,130
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 4%, 9/01/16	820,000	837,622
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/17	575,000	614,083
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/18	600,000	661,932
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/19	625,000	710,681
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/20	985,000	1,150,490
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/21	1,350,000	1,612,751
Southern California Metropolitan Water District Rev., “E-3”, 3.5%, 7/01/37 (Put Date 10/01/16)	4,000,000	4,052,000
State of California, 5%, 4/01/17	7,000,000	7,370,650
University of California, “AK”, 5%, 5/15/48 (Put Date 5/15/23)	5,000,000	6,204,200

		$161,671,053
Colorado - 1.5%
Colorado Educational & Cultural Facilities Authority Rev. (Colorado Springs Charter Academy Project), 5.25%, 7/01/28	$2,440,000	$2,668,896
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Charter School), 3%, 1/15/18	100,000	103,310
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Charter School), 4%, 1/15/19	155,000	166,351
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 2.25%, 7/15/17	130,000	131,481
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 3.25%, 7/15/22	1,460,000	1,547,425
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/18	300,000	316,116
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/20	310,000	336,713
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/22	545,000	603,222
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/21	55,000	62,966
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/21	1,160,000	1,332,109
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/22	1,750,000	2,027,953
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 7/01/18	2,120,000	2,355,680
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/16	1,000,000	1,035,810
Denver, CO, City & County Airport Systems Rev., “A”, 4%, 11/15/17	1,250,000	1,320,313
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 11/15/18	300,000	333,336
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 11/15/19	445,000	509,454
Denver, CO, City & County Excise Tax Rev., “A”, ASSD GTY, 6%, 9/01/21	1,500,000	1,762,935
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/23	1,000,000	1,199,770
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/25	1,250,000	1,516,175

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Colorado - continued
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/21	$1,640,000	$1,925,114

		$21,255,129
Delaware - 0.0%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project) , 4%, 9/01/24	$215,000	$224,697

District of Columbia - 0.0%
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/25	$50,000	$50,956

Florida - 3.4%
Broward County, FL, Airport System Rev., “Q-1”, 4%, 10/01/16	$150,000	$153,626
Broward County, FL, Airport System Rev., “Q-1”, 5%, 10/01/16	850,000	876,248
Broward County, FL, Airport System Rev., “Q-1”, 4%, 10/01/17	250,000	263,710
Broward County, FL, Airport System Rev., “Q-1”, 5%, 10/01/17	700,000	750,001
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B”, 5.25%, 5/15/22	105,000	105,244
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/20	370,000	419,499
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/21	575,000	664,390
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/22	480,000	563,088
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/23	635,000	752,634
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/24	535,000	636,720
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/25	615,000	733,904
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/19	4,000,000	4,498,760
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/20	1,435,000	1,659,090
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 4/01/21	1,300,000	1,487,954
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 4/01/22	600,000	697,680
Florida Mid-Bay Bridge Authority Rev., Capital Appreciation, “A”, 0%, 10/01/19 (Prerefunded 10/01/17)	275,000	248,696
Florida Mid-Bay Bridge Authority Rev., Capital Appreciation, “A”, 0%, 10/01/23 (Prerefunded 10/01/17)	215,000	156,653
Florida Mid-Bay Bridge Authority Rev., Capital Appreciation, “A”, 0%, 10/01/24 (Prerefunded 10/01/17)	150,000	102,927
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 10/01/19	2,365,000	2,688,225
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 10/01/20	1,330,000	1,545,939
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/20	300,000	344,385
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/21	200,000	234,252
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/23	400,000	479,220
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/24	400,000	478,496
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/18	2,000,000	2,203,140
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/19	1,875,000	2,123,663
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/20	1,750,000	2,032,205
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/24	380,000	423,917
Miami-Dade County, FL, Transit Sales Surtax Rev., AGM, 5%, 7/01/17	1,500,000	1,592,220
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 4%, 8/01/18	1,600,000	1,706,080
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/20	1,730,000	1,985,642
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/21	1,825,000	2,134,137
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/22	1,810,000	2,139,909
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/20	600,000	685,830
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/21	1,200,000	1,395,144
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center, Inc., Project), “A”, 4%, 11/01/16	1,030,000	1,049,694
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 4%, 10/01/16	390,000	398,268
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 4%, 10/01/17	870,000	909,159
South Florida, Water Management District, COP, 5%, 10/01/24	2,000,000	2,481,700
South Miami, FL, Health Facilities Baptist Authority Hospital Rev. (Baptist Health South Florida Group), 5%, 8/15/21	290,000	309,485
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 4%, 7/01/16	265,000	268,578
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/19	500,000	556,565
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/18	200,000	217,036

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - continued
Tampa, FL, Solid Waste System Rev., 5%, 10/01/21	$1,000,000	$1,176,510
Tampa, FL, Solid Waste System Rev., “A”, 5%, 10/01/20	3,000,000	3,458,070

		$49,788,293
Georgia - 2.9%
Atlanta, GA, Airport Passenger Facility Charge Rev., “B”, 5%, 1/01/18	$2,000,000	$2,161,100
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/18	700,000	756,385
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/20	400,000	460,388
DeKalb County, GA, Water & Sewer Rev., “A”, 5%, 10/01/21	1,000,000	1,207,440
Fulton County, GA, “A”, 3%, 7/01/17	2,515,000	2,600,334
Fulton County, GA, Development Authority Rev. (Georgia Tech Athletic Association), “A”, 5%, 10/01/19	5,000,000	5,692,050
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/21	5,030,000	5,956,778
Gainesville, GA, Hall County Hospital Authority (Northeast Georgia Health System, Inc.), “B”, FRN, 0.96%, 8/15/35 (Put Date 2/18/20)	2,500,000	2,477,500
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/16	1,340,000	1,347,544
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.125%, 9/15/16	1,045,000	1,073,842
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/22	8,670,000	10,151,876
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “Q”, 5%, 10/01/21	1,750,000	2,099,458
Glynn-Brunswick Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 5%, 8/01/23	1,750,000	2,112,530
Gwinnett County, GA, School District, 5%, 2/01/21	790,000	943,189
Main Street National Gas, Inc. (Gas Project Rev.), “A”, 5%, 3/15/19	2,500,000	2,764,725

		$41,805,139
Guam - 0.3%
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/16	$955,000	$986,792
Guam Government Business Privilege Tax Rev., “C”, 5%, 11/15/17	1,080,000	1,155,427
Guam International Airport Authority Rev., “C”, 5%, 10/01/16	255,000	261,594
Guam International Airport Authority Rev., “C”, 5%, 10/01/17	420,000	445,507
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/21	1,500,000	1,789,815

		$4,639,135
Hawaii - 0.7%
State of Hawaii, “EE”, 5%, 11/01/20	$9,000,000	$10,635,480

Illinois - 8.8%
Chicago, IL, AGM, 5%, 1/01/22	$400,000	$403,992
Chicago, IL, AGM, 5%, 1/01/23	250,000	252,495
Chicago, IL, AGM, 5%, 1/01/26	10,000	10,071
Chicago, IL (Modern Schools Program), “A”, AMBAC, 5%, 12/01/24	1,875,000	1,920,413
Chicago, IL (Modern Schools Program), “G”, AMBAC, 5%, 12/01/23	465,000	476,458
Chicago, IL (Modern Schools Program), “H”, AMBAC, 5%, 12/01/21	2,000,000	2,049,440
Chicago, IL, “A”, AGM, 5%, 1/01/22 (Prerefunded 2/20/16)	335,000	335,911
Chicago, IL, “A”, AGM, 5%, 1/01/22	25,000	25,095
Chicago, IL, “A”, AGM, 5%, 1/01/22 (Prerefunded 2/20/16)	3,020,000	3,028,214
Chicago, IL, “A”, AGM, 5%, 1/01/23	10,000	10,100
Chicago, IL, “A”, AGM, 5%, 1/01/23 (Prerefunded 2/20/16)	1,935,000	1,940,263
Chicago, IL, “A”, AGM, 5%, 1/01/24 (Prerefunded 2/20/16)	165,000	165,449
Chicago, IL, “A”, AGM, 5%, 1/01/24	15,000	15,057
Chicago, IL, “A”, AMBAC, 5%, 1/01/24	4,500,000	4,601,835
Chicago, IL, “A”, AGM, 5%, 1/01/26 (Prerefunded 2/20/16)	80,000	80,218
Chicago, IL, “A”, AGM, 5%, 1/01/27	150,000	152,816
Chicago, IL, “A”, AGM, 5%, 1/01/28	3,430,000	3,674,113
Chicago, IL, “B”, AGM, 5%, 1/01/23 (Prerefunded 2/20/16)	370,000	371,006
Chicago, IL, “C”, NATL, 5%, 1/01/23	270,000	279,239

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Illinois - continued
Chicago, IL, “D”, AMBAC, 5%, 12/01/22	$1,890,000	$1,936,570
Chicago, IL, Board of Education, “A”, NATL, 5%, 12/01/16	1,850,000	1,872,015
Chicago, IL, Board of Education, “B”, AMBAC, 5%, 12/01/20	2,275,000	2,284,350
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/21	2,855,000	2,863,251
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/23	675,000	676,046
Chicago, IL, Midway Airport Rev., Second Lien, “B”, 5%, 1/01/19	5,375,000	5,395,748
Chicago, IL, Midway Airport Rev., Second Lien, “B”, 5%, 1/01/20	5,640,000	5,661,714
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/23	820,000	971,872
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/25	5,000,000	5,971,950
Chicago, IL, Tax Increment Rev. (Pilsen Development Project), “A”, 5%, 6/01/21	3,375,000	3,853,339
Chicago, IL, Tax Increment Rev. (Pilsen Development Project), “A”, 5%, 6/01/22	1,500,000	1,720,830
Chicago, IL, Wastewater Transmission Rev., Second Lien, “C”, 5%, 1/01/24	2,620,000	3,047,139
Chicago, IL, Wastewater Transmission Rev., Second Lien, “C”, 5%, 1/01/23	1,500,000	1,735,950
Illinois Educational Facilities Authority Rev. (The Art Institute of Chicago), “A”, 4.3%, 3/01/30 (Put Date 3/01/16)	500,000	501,785
Illinois Finance Authority Rev., 5%, 7/01/17	930,000	988,134
Illinois Finance Authority Rev. (DePaul University), 5%, 10/01/20	3,330,000	3,867,395
Illinois Finance Authority Rev. (DePaul University), ETM, 5%, 10/01/20	5,000	5,899
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 2.7%, 5/15/16	375,000	376,084
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 2.95%, 5/15/17	940,000	950,913
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 3.2%, 5/15/18	1,405,000	1,432,917
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4%, 5/15/23	1,000,000	1,023,480
Illinois Finance Authority Rev. (IIlinois Institute of Technology), “A”, 5%, 4/01/16	1,000,000	1,002,730
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 4/01/17	2,000,000	2,007,060
Illinois Finance Authority Rev. (Resurrection Health), ASSD GTY, 5%, 5/15/24	5,000,000	5,390,400
Illinois Finance Authority Rev. (Roosevelt University Project), 5.25%, 4/01/19	570,000	620,046
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.75%, 8/15/21 (Prerefunded 8/15/19)	1,160,000	1,330,926
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/21	1,000,000	1,143,570
Illinois Finance Authority Rev. (University of Chicago), “B”, ETM, 5%, 7/01/17	70,000	74,386
Illinois Finance Authority Rev., Clean Water Initiative Revolving Fund, 5%, 1/01/17	2,165,000	2,255,345
Illinois Finance Authority Rev., Clean Water Initiative Revolving Fund, 5%, 1/01/18	1,200,000	1,296,900
Illinois Finance Authority Rev., Clean Water Initiative Revolving Fund, 5%, 1/01/19	1,000,000	1,119,520
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 6/01/23	1,605,000	1,899,325
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 6/01/24	7,190,000	7,331,355
Illinois Toll Highway Authority Rev., “B”, 5%, 12/01/18	6,000,000	6,662,580
Kane, Cook & DuPage Counties, IL, School District Rev., Capital Appreciation, “B”, ETM, 0%, 1/01/21	3,230,000	3,025,961
Kane, Cook & DuPage Counties, IL, School District Rev., Capital Appreciation, “B”, Unrefunded, 0%, 1/01/21	4,215,000	3,773,605
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. Capital Appreciation, NATL, 0%, 6/15/18	7,090,000	6,770,099
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 3%, 10/01/16	400,000	404,572
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 3%, 10/01/18	620,000	636,207
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 4%, 10/01/20	500,000	538,585
Romeoville, IL, Rev. (Lewis University Project), 4%, 10/01/17	365,000	381,180
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/19	475,000	529,483
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/20	520,000	592,098
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/22	500,000	584,645
State of Illinois, BAM, 5%, 8/01/21	8,870,000	10,216,377
State of Illinois, NATL, 5%, 1/01/19	800,000	802,360
Will County, IL, Forest Preservation District, 5%, 12/15/19	1,250,000	1,434,313

		$128,753,194
Indiana - 2.1%
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 10/15/16	$270,000	$278,932
Indiana Bond Bank Special Program, Gas Rev., “A”, 5%, 10/15/17	1,350,000	1,442,327
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 10/15/21	1,000,000	1,179,280
Indiana Finance Authority Rev. (Butler University), “A”, 5%, 2/01/22	1,000,000	1,175,090
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “B”, 5%, 1/01/19	6,195,000	6,423,286

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Indiana - continued
Indiana Finance Authority Rev., “A”, 5%, 2/01/17	$3,700,000	$3,870,496
Indiana Finance Authority, Wastewater Utility Rev. (CWA Authority Project), “A”, 5%, 10/01/19	335,000	381,498
Indiana Finance Authority, Water Utility Rev. (Citizens Energy Group Project), “B”, 2.95%, 10/01/22	5,000,000	5,323,150
Indiana Health Facility Financing Authority Rev. (Ascension Health), “A-5”, 2%, 11/01/27 (Put Date 8/01/17)	1,480,000	1,505,219
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 4%, 4/01/18	515,000	539,133
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 3%, 4/01/19	525,000	542,115
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/20	1,690,000	1,885,111
State of Indiana Finance Authority, Environmental Rev. (Duke Energy Indiana, Inc.), “A-2”, 3.375%, 3/01/19	3,000,000	3,195,720
University of Southern Indiana Rev., “J”, ASSD GTY, 4%, 10/01/16	1,000,000	1,022,250
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 5.875%, 1/01/24	1,500,000	1,741,200

		$30,504,807
Iowa - 0.6%
Iowa Finance Authority, Health Care Facilities Rev. (Genesis Health System), 5%, 7/01/17	$3,000,000	$3,180,900
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/19	1,340,000	1,402,230
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/20	3,605,000	3,771,984

		$8,355,114
Kansas - 0.6%
Coffeyville, KS, Electric Utility System Rev. “B”, 5%, 6/01/21	$1,200,000	$1,358,424
Coffeyville, KS, Electric Utility System Rev. “B”, NATL, 5%, 6/01/24	1,300,000	1,498,549
Johnson County, KS, Unified School District, General Obligation, “A”, 4%, 10/01/16	3,650,000	3,739,973
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 6/01/21	915,000	686,387
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/19	1,000,000	1,134,960

		$8,418,293
Kentucky - 1.2%
Kentucky Economic Development Finance Authority Rev. (Baptist Healthcare System), “A”, 5%, 8/15/18	$1,000,000	$1,085,880
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5%, 6/01/16	2,000,000	2,029,000
Kentucky Property & Buildings Commission Rev. (Project Number 100), “A”, 5%, 8/01/20	5,000,000	5,778,500
Kentucky Turnpike Authority, Economic Development Rev., “A”, 5%, 7/01/16	4,000,000	4,080,480
Louisville & Jefferson County, KY, Metropolitan Government Pollution Control Rev. (Louisville Gas & Electric Co.), “A”, 1.15%, 6/01/33 (Put Date 6/01/17)	2,000,000	2,003,360
Louisville & Jefferson County, KY, Metropolitan Government Pollution Control Rev. (Louisville Gas & Electric Co.), “A”, 1.65%, 10/01/33 (Put Date 4/03/17)	2,700,000	2,720,763

		$17,697,983
Louisiana - 1.0%
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/21	$1,460,000	$1,723,399
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/22	1,165,000	1,402,078
Louisiana Gas & Fuels Tax Rev., “A-1”, 5%, 5/01/18	2,525,000	2,763,360
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/20	335,000	388,175
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/21	420,000	497,956
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/22	250,000	302,193
Louisiana Tobacco Settlement Authority Rev., “2013-A”, 5%, 5/15/23	2,160,000	2,577,506
New Orleans, LA, Water Rev., 5%, 12/01/19	700,000	793,709
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/40 (Put Date 6/01/22)	4,335,000	4,674,561

		$15,122,937
Maine - 0.5%
Portland, ME, General Airport Rev., 4%, 7/01/18	$440,000	$465,634
Portland, ME, General Airport Rev., 4%, 7/01/20	200,000	217,466
Portland, ME, General Airport Rev., 5%, 7/01/22	300,000	348,396
State of Maine, “B”, 5%, 6/01/20	5,000,000	5,853,650

		$6,885,146

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Maryland - 2.2%
Maryland Department of Housing & Community Development, “A”, 3.875%, 9/01/16	$1,335,000	$1,360,338
Maryland Department of Housing & Community Development, “D”, 4%, 9/01/36	3,960,000	4,272,919
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), “B”, 2.55%, 12/01/25 (Put Date 6/01/20)	2,710,000	2,740,596
State of Maryland, “B”, 5%, 3/15/17	10,000,000	10,511,900
State of Maryland, “B”, 4.5%, 8/01/17	5,000,000	5,297,250
University System of Maryland, Auxiliary Facility & Tuition Rev., “D”, 5%, 10/01/22	1,000,000	1,238,420
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 5%, 6/01/21	5,500,000	6,627,115

		$32,048,538
Massachusetts - 4.5%
Boston, MA, Housing Authority Capital Program Rev., AGM, 5%, 4/01/17	$1,770,000	$1,854,093
Commonwealth of Massachusetts Consolidated Loan, “D”, FRN, 0.44%, 1/01/18	1,500,000	1,494,585
Commonwealth of Massachusetts, General Obligation, “B”, 5%, 8/01/21	6,185,000	7,454,842
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 1/01/17	1,000,000	1,041,440
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/21	585,000	671,902
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/22	585,000	682,906
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/23	440,000	518,390
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/24	1,065,000	1,264,517
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 4%, 4/15/20	85,000	91,403
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/25	145,000	167,677
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/18	1,485,000	1,609,116
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/19	1,605,000	1,783,620
Massachusetts Development Finance Agency Rev. (Tufts University), “P”, 3%, 2/15/36 (Put Date 2/16/16)	3,000,000	3,003,960
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/23	875,000	1,045,389
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/24	1,000,000	1,204,620
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/25	1,365,000	1,649,029
Massachusetts Development Finance Agency Rev. (Wheelock), “C”, 5%, 10/01/17	790,000	818,361
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/42 (Prerefunded 5/01/19)	220,000	254,232
Massachusetts Educational Financing Authority Education Loan Rev., “A”, 5%, 1/01/21	5,500,000	6,244,865
Massachusetts Educational Financing Authority Rev., “A”, 5.5%, 1/01/17	2,800,000	2,921,464
Massachusetts Educational Financing Authority Rev., “J”, 4.75%, 7/01/19	1,235,000	1,339,530
Massachusetts Educational Financing Authority Rev., “J”, 5%, 7/01/20	4,400,000	4,892,800
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 5%, 7/01/18	1,085,000	1,162,643
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5%, 10/15/16	1,115,000	1,145,964
Massachusetts Housing Finance Agency, Single Family Housing Rev., “169”, 4%, 12/01/29	815,000	880,004
Massachusetts School Building Authority, Senior Dedicated Sals Tax Rev., “A”, 5%, 8/15/22	8,405,000	10,350,926
Massachusetts Water Resources Authority, “A”, 4%, 8/01/17	5,855,000	6,161,509
State of Massachusetts, “C”, 5.25%, 8/01/22 (Prerefunded 8/01/17)	4,085,000	4,367,641

		$66,077,428
Michigan - 3.6%
Central Michigan University Rev., 5%, 10/01/17	$1,760,000	$1,884,661
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “B”, NATL, 5.25%, 7/01/22	3,000,000	3,118,350
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, AGM, 5%, 7/01/16	3,735,000	3,803,388
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/23	730,000	739,395
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/25	95,000	96,074
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/23	540,000	580,198
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/24	675,000	726,719
Michigan Finance Authority Rev. (Unemployment Obligation Assessment), “B”, 5%, 7/01/20	9,000,000	10,268,550
Michigan Finance Authority Rev. (Unemployment Obligation Assessment), “B”, 5%, 7/01/22	5,000,000	5,101,250
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C”, 5%, 7/01/26	1,000,000	1,193,870
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-6”, 5%, 7/01/16	3,500,000	3,561,355
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-7”, NATL, 5%, 7/01/19	1,000,000	1,121,660

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-7”, NATL, 5%, 7/01/20	$1,500,000	$1,726,575
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “C-7”, NATL, 5%, 7/01/21	1,000,000	1,177,610
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “D-1”, 5%, 7/01/22	500,000	594,290
Michigan Finance Authority, Detroit Water & Sewerage Department, Sewage Disposal System Rev., “D-1”, 5%, 7/01/21	400,000	469,904
Michigan Finance Authority, Detroit Water & Sewerage Department, Water System Rev., “D-1”, AGM, 5%, 7/01/20	1,500,000	1,728,675
Michigan Finance Authority, Detroit Water & Sewerage Department, Water System Rev., “D-1”, AGM, 5%, 7/01/21	3,500,000	4,117,645
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/20	1,000,000	1,174,440
Regents of the University of Michigan General Rev., “C”, 5%, 4/01/17	3,720,000	3,919,020
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “D”, 5%, 9/01/21	2,460,000	2,892,911
State of Michigan, 5%, 11/15/18	1,000,000	1,114,210
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/24	250,000	302,810
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/25	350,000	426,825
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “G”, 5%, 12/01/23	400,000	481,180

		$52,321,565
Minnesota - 1.9%
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Subordinate Airport Rev., “B”, 5%, 1/01/20	$1,750,000	$1,991,763
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Subordinate Airport Rev., “B”, 5%, 1/01/21	2,000,000	2,326,800
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Subordinate Airport Rev., “B”, 5%, 1/01/22	1,505,000	1,785,532
Minnesota Public Facilities Authority, Revolving Fund Rev., “C”, 5%, 3/01/19	9,215,000	10,385,489
State of Minnesota, “B”, 5%, 8/01/21	5,000,000	6,041,850
State of Minnesota, “H”, 5%, 11/01/16	3,000,000	3,105,510
State of Minnesota, “H”, 5%, 11/01/17	2,600,000	2,798,952

		$28,435,896
Mississippi - 0.8%
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 1/01/21	$1,685,000	$1,980,431
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), “A”, AGM, 5%, 3/01/23	1,000,000	1,187,210
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/22	7,000,000	8,164,730

		$11,332,371
Missouri - 1.2%
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.125%, 9/01/25	$435,000	$468,665
Missouri Environmental Improvement & Energy Resources Authority Rev. (Kansas City Power & Light Co. Project), 1.25%, 7/01/17	2,000,000	2,016,820
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University of Health Services), 3%, 10/01/16	315,000	319,857
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University of Health Services), 4%, 10/01/17	650,000	681,805
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University of Health Services), 4%, 10/01/18	675,000	723,897
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/24	250,000	295,355
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/25	215,000	254,941
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/23	250,000	293,840
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 4%, 2/01/20	535,000	581,401
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/21	565,000	644,818
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/22	550,000	633,567
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 3%, 5/01/16	360,000	362,189
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 5%, 5/01/17	400,000	419,136
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 5%, 5/01/18	400,000	431,424
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 5%, 5/01/19	450,000	497,687
Missouri Housing Development Commission, Single Family Mortgage Rev. (Special Home Ownership Loan Program), “B”, GNMA, 4%, 11/01/40	1,375,000	1,483,130
St. Louis County, MO, Industrial Development Authority Rev., (Friendship Village Sunset Hills), “B”, 2.85%, 9/01/18	1,500,000	1,501,065
St. Louis County, MO, Industrial Development Authority Senior Living Facilities Rev. (St. Andrews Resources for Seniors Obligated Group), “B”, 3.125%, 12/01/19	125,000	125,318
University of Missouri Curators Facilities Rev, “A”, 5%, 11/01/19	5,000,000	5,761,900

		$17,496,815

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Nebraska - 0.6%
Central Plains Energy Project, NE, Gas Project Rev. (Project No.1), “A”, 5.25%, 12/01/18	$2,345,000	$2,598,823
Nebraska Central Plains Energy Project, Gas Project Rev., 5%, 9/01/20	1,710,000	1,953,196
Nebraska Central Plains Energy Project, Gas Project Rev., 5%, 9/01/21	2,000,000	2,321,480
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 3%, 3/01/44	1,215,000	1,243,577

		$8,117,076
Nevada - 0.5%
Clark County, NV, School District, 5%, 6/15/17	$2,845,000	$3,014,960
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 12/01/26 (Put Date 6/01/18)	1,950,000	2,098,649
Nevada Unemployment Compensation Rev., 5%, 12/01/17	2,500,000	2,699,150

		$7,812,759
New Jersey - 3.6%
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 4%, 11/01/16	$500,000	$506,930
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/18	1,000,000	1,058,720
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/20	1,000,000	1,085,180
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/21	2,465,000	2,701,837
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/24	1,000,000	1,160,020
New Jersey Economic Development Authority Rev., 5%, 6/15/18	4,000,000	4,250,040
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/21	95,000	106,871
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/22	560,000	636,283
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/23	640,000	733,664
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 7/01/20	500,000	567,715
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/21	300,000	340,479
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 7/01/21	425,000	487,845
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/19	935,000	986,397
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/17	1,710,000	1,830,059
New Jersey Health Care Facilities, Financing Authority Rev. (Holy Name Medical Center), 5%, 7/01/16	1,000,000	1,017,100
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health), “A”, 5%, 7/01/16	865,000	880,311
New Jersey Health Care Facilities, Financing Authority Rev. (St. Barnabas Health), “A”, 5%, 7/01/17	700,000	739,025
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/26	1,420,000	1,687,500
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/24	2,150,000	2,572,153
New Jersey Higher Education Assistance Authority Senior Student Loan Rev., “1A”, 3.5%, 12/01/29	2,930,000	2,935,333
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	11,130,000	11,283,705
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	21,795,000	5,546,392
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	290,000	70,943
New Jersey Transportation Trust Fund Authority, “D”, 5%, 12/15/18	2,500,000	2,678,425
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 4%, 6/01/17	775,000	805,047
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 4%, 6/01/18	2,250,000	2,388,488
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 5%, 6/01/19	3,580,000	3,996,855

		$53,053,317
New Mexico - 1.0%
Farmington, NM, Pollution Control Rev. (Public Service Co. of New Mexico), “B”, 4.75%, 6/01/40 (Put Date 6/01/17)	$2,000,000	$2,085,800
New Mexico Finance Authority State Transportation Rev., 5%, 6/15/18	2,000,000	2,200,780
New Mexico Municipal Energy Acquisition Authority, Gas Supply Rev., “A”, 5%, 11/01/39 (Put Date 8/01/19)	9,315,000	10,483,194

		$14,769,774
New York - 5.4%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc.), 5%, 7/01/22	$385,000	$454,543
Build NYC Resource Corp., Solid Waste Disposal Rev. (Pratt Paper New York, Inc. Project), 3.75%, 1/01/20	1,490,000	1,553,817

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New York - continued
Hempstead, NY, Local Development Corp. Rev. (Adelphi University Project), 5%, 6/01/22	$1,140,000	$1,338,542
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Institute of Technology), “A”, 5.25%, 3/01/17	430,000	447,733
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 4%, 7/01/18	800,000	852,320
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 5%, 7/01/20	1,000,000	1,144,590
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/21	200,000	230,906
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/22	250,000	293,020
New York City, NY, Trust for Cultural Resources Rev. (Museum of Modern Art), “1A”, 5%, 10/01/17	2,000,000	2,145,120
New York Dormitory Authority Rev. (Bronx-Lebanon Hospital Center), LOC, 6.25%, 8/15/22	1,000,000	1,005,380
New York Dormitory Authority Rev. (Pace University), “A”, 4%, 5/01/18	2,000,000	2,083,240
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 7/01/18	1,000,000	1,094,720
New York Dormitory Authority Rev., Non-State Supported Debt (North Shore Long Island Jewish Health Care, Inc.), “A”, 5%, 5/01/16	1,000,000	1,011,480
New York Dormitory Authority Rev., Non-State Supported Debt (North Shore Long Island Jewish Health Care, Inc.), “A”, 5%, 5/01/17	1,500,000	1,577,505
New York Energy Research & Development Authority, Pollution Control Rev. (New York Electric & Gas Corp.), “A”, 2.375%, 12/01/27 (Put Date 5/01/20)	10,000,000	10,184,900
New York Energy Research & Development Authority, Pollution Control Rev. (Rochester Gas & Electric Corp.), “A”, NATL, 4.75%, 5/15/32 (Put Date 7/01/16)	1,130,000	1,147,990
New York Environmental Facilities Corp. Rev., “C”, 5%, 5/15/20	3,395,000	3,976,530
New York Environmental Facilities Corp. Rev., “C”, 5%, 11/15/20	2,820,000	3,352,557
New York Environmental Facilities Corp. Rev., “C”, ETM, 5%, 11/15/20	5,000	5,928
New York Housing Finance Agency Rev., “E”, 1.1%, 11/01/16	3,000,000	3,008,400
New York Municipal Bond Bank Agency, Special School Purpose Rev., 5%, 12/01/16	5,500,000	5,709,660
New York Thruway Authority General Rev., Junior Indebtedness Obligation, “A”, 5%, 5/01/19	2,675,000	3,017,801
New York Thruway Authority, Second General Highway & Bridge Trust Fund, “A-1”, 5%, 4/01/19	1,350,000	1,523,610
New York, NY, “C”, 5%, 8/01/17	1,000,000	1,066,750
New York, NY, “J-4”, FRN, 0.56%, 8/01/25	1,035,000	1,035,021
New York, NY, City Housing Development Corp., “B1”, 5%, 7/01/18	3,250,000	3,567,720
New York, NY, City Housing Development Corp., “B1”, 5%, 7/01/19	1,250,000	1,414,638
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “C”, ETM, 5%, 11/01/16	4,000,000	4,137,600
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “E-1-B”, 1.2%, 11/01/17	2,085,000	2,087,168
New York, NY, Transportation Development Corporation Special Facility Rev. (Terminal One Group Association, L.P. Project), 5%, 1/01/22	2,500,000	2,956,700
New York, NY, Transportation Development Corporation Special Facility Rev. (Terminal One Group Association, L.P. Project), 5%, 1/01/23	2,500,000	2,989,675
New York, NY, Trust for Cultural Resources Rev. (Juilliard School), “B”, 1.35%, 1/01/36 (Put Date 8/01/17)	5,000,000	5,042,700
Niagara, NY, Area Development Corp. Rev. (Niagara University), “A”, 5%, 5/01/17	200,000	208,748
Niagara, NY, Area Development Corp. Rev. (Niagara University), “A”, 5%, 5/01/18	250,000	268,138
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), “A”, 5%, 7/01/19	250,000	274,493
Port Authority of NY & NJ, (170th Series), 5%, 12/01/16	1,460,000	1,514,356
Port Authority of NY & NJ, (170th Series), 5%, 12/01/17	1,440,000	1,548,965
Port Authority of NY & NJ, (170th Series), 5%, 12/01/19	1,410,000	1,608,218
St. Lawrence County, NY, Industrial Development Agency (St. Lawrence University), 5%, 10/01/16	1,000,000	1,029,840
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Institute of Technology), 5.25%, 3/01/17	500,000	505,885

		$78,416,907
North Carolina - 1.3%
Durham County, NC, 5%, 4/01/19	$1,000,000	$1,130,790
North Carolina Capital Facilities Finance Agency Student Housing Rev. (The NCA&T University Foundation, LLC Project) , “A”, ASSD GTY, 5%, 6/01/22	665,000	778,030
North Carolina Capital Facilities Finance Agency Student Housing Rev. (The NCA&T University Foundation, LLC Project) , “A”, ASSD GTY, 5%, 6/01/23	325,000	382,883

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
North Carolina - continued
North Carolina Capital Facilities Finance Agency Student Housing Rev. (The NCA&T University Foundation, LLC Project) , “A”, ASSD GTY, 5%, 6/01/24	$700,000	$829,325
North Carolina Medical Care Commission, Health Care Facilities Rev. (Wake Forest Baptist Obligated Group), “C”, FRN, 0.75%, 12/01/33 (Put Date 12/01/17)	2,700,000	2,688,525
North Carolina Public Improvement, “A”, 5%, 5/01/16	8,505,000	8,610,292
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 10/01/20	500,000	590,940
State of North Carolina, “A”, 5%, 3/01/17	3,500,000	3,673,320
University of North Carolina at Greensboro, General Obligation Rev., 5%, 4/01/20	500,000	578,525

		$19,262,630
North Dakota - 0.2%
Burleigh County, ND, Health Care Rev. (Alexius Medical Center Project), “A”, ETM, 3%, 7/01/17	$1,335,000	$1,378,561
Burleigh County, ND, Health Care Rev. (Alexius Medical Center Project), “A”, ETM, 3%, 7/01/18	1,180,000	1,238,080

		$2,616,641
Ohio - 2.9%
American Municipal Power, Inc. Rev. (AMP Fremont Energy Center Project), “B”, 5%, 2/15/17	$1,260,000	$1,317,393
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 6/01/24	3,775,000	3,449,104
Cincinnati, OH, Water System Rev., Refunding, “B”, 5%, 12/01/23	4,325,000	5,470,260
Cleveland, OH, Airport System Rev., “A”, AMBAC, 5.25%, 1/01/17	1,000,000	1,038,910
Cleveland, OH, General Receipts Refunding (A State University of Ohio), “A”, 5%, 6/01/23	405,000	495,400
Cleveland, OH, General Receipts Refunding (A State University of Ohio), “A”, 5%, 6/01/24	815,000	1,007,373
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 3%, 5/15/18	335,000	351,569
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 3%, 5/15/19	345,000	367,570
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 3%, 11/15/19	300,000	321,963
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 4%, 5/15/20	360,000	403,956
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 4%, 11/15/20	365,000	413,523
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 5/15/21 (Prerefunded 11/15/20)	375,000	442,489
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 11/15/21 (Prerefunded 11/15/20)	385,000	454,288
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 11/15/22 (Prerefunded 11/15/20)	405,000	477,888
Columbus, OH, 5%, 7/01/22	2,350,000	2,895,506
Ohio Air Quality Development Authority Rev. (FirstEnergy Generation Project), 2.25%, 8/01/29 (Put Date 9/15/16)	1,500,000	1,503,060
Ohio Higher Education, “B”, 5%, 8/01/16	5,275,000	5,401,495
Ohio Higher Education, “C”, 5%, 8/01/21	8,000,000	9,638,480
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), “C”, 5%, 5/01/21	600,000	701,220
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), “C”, 5%, 5/01/22	500,000	591,230
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), “C”, 5%, 5/01/23	625,000	747,319
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), 5%, 12/31/22	775,000	915,198
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), 5%, 12/31/21	1,000,000	1,169,720
Ohio Water Development Authority, Water Pollution Control Rev., 5.25%, 6/01/20	2,000,000	2,361,720

		$41,936,634
Oklahoma - 0.5%
Oklahoma Capitol Improvement Authority, State Facilities Rev. (Higher Education Projects), “A”, 2.25%, 7/01/17	$2,500,000	$2,560,125
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/20	1,500,000	1,691,415
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/21	700,000	803,775
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/22	600,000	695,964
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 5.5%, 10/01/22	1,000,000	1,134,940

		$6,886,219
Oregon - 1.0%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/23	$500,000	$595,135
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4%, 5/01/21	350,000	387,023

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Oregon - continued
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/22	$350,000	$411,152
Lake Oswego, OR , 4%, 6/01/19	1,195,000	1,317,332
Lake Oswego, OR , 4%, 6/01/20	1,830,000	2,063,215
Lake Oswego, OR , 4%, 6/01/21	2,330,000	2,678,964
Oregon Health & Science University Rev., “A”, 5%, 7/01/18	785,000	859,355
Portland, OR, Sewer System Rev. , “A”, 5%, 3/01/18	5,000,000	5,437,450
Washington County, OR, School District, AGM, 5.25%, 6/15/18	1,000,000	1,102,230

		$14,851,856
Pennsylvania - 6.5%
Allegheny County, PA, Higher Education Building Authority Rev. (Chatham University), “A”, 5%, 9/01/16	$475,000	$486,376
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A1”, FRN, 0.94%, 2/01/21	1,590,000	1,586,979
Beaver County, PA, Industrial Development Authority, Pollution Control Rev. (Duquesne Light Co.), “C”, 4.75%, 8/01/33 (Put Date 5/01/18)	2,000,000	2,140,220
Bethlehem, PA, Water Authority Rev., BAM, 5%, 11/15/17	1,000,000	1,069,650
Bethlehem, PA, Water Authority Rev., BAM, 5%, 11/15/18	1,000,000	1,101,560
Bethlehem, PA, Water Authority Rev., BAM, 5%, 11/15/19	500,000	565,790
Butler County, PA, Hospital Authority Rev. (Butler Health System), ETM, 5.375%, 7/01/17	1,465,000	1,563,917
Cambria County, PA, BAM, 4%, 8/01/19	2,345,000	2,562,522
Cambria County, PA, BAM, 5%, 8/01/20	1,555,000	1,795,947
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/17	2,000,000	2,086,740
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/18	3,200,000	3,434,528
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/19	1,500,000	1,652,700
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/21	585,000	660,717
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/22	1,025,000	1,173,113
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/23	730,000	841,318
Cumberland County, PA, Municipal Authority Rev. (Presbyterian Homes, Inc.), “C”, 4%, 12/01/26	1,400,000	1,454,054
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 4%, 5/01/17	425,000	437,083
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/19	445,000	482,754
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/20	500,000	551,420
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), “A”, 5.25%, 6/01/17	1,160,000	1,198,860
Delaware County, PA, Authority Rev. (Elwyn Inc.), 4%, 6/01/18	1,795,000	1,852,979
Delaware County, PA, Authority University Rev. (Villanova University), 4%, 8/01/16	250,000	254,608
Delaware County, PA, Authority University Rev. (Villanova University), 5%, 8/01/17	425,000	452,719
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/01/17	2,575,000	2,752,212
East Hempfield, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/25	500,000	604,275
East Hempfield, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/24	600,000	723,840
East Hempfield, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/23	300,000	360,546
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/21	300,000	354,894
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/22	320,000	384,099
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/24	700,000	859,243
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/25	265,000	325,115
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/21	1,295,000	1,134,498
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/22	1,345,000	1,134,696
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/23	1,060,000	862,289
Luzerne County, PA, “A”, AGM, 5%, 11/15/20	1,355,000	1,549,768
Luzerne County, PA, “A”, AGM, 5%, 11/15/21	3,000,000	3,492,720
Luzerne County, PA, “B”, AGM, 5%, 5/15/20	2,200,000	2,494,052
Luzerne County, PA, “B”, AGM, 5%, 5/15/21	2,055,000	2,371,059
Lycoming County, PA, Authority Health System Rev. (Susquehanna Health System), “A”, 5%, 7/01/16	3,195,000	3,245,385
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 1/01/23	1,225,000	1,400,555

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Pennsylvania - continued
Montgomery County, PA, Industrial Development Authority Health System Rev. (Albert Einstein Healthcare Network Issue), “A”, 5%, 1/15/21	$2,000,000	$2,249,420
Montgomery County, PA, Industrial Development Authority Health System Rev. (Albert Einstein Healthcare Network Issue), “A”, 5%, 1/15/22	3,485,000	3,961,853
Montgomery County, PA, Industrial Development Authority Pollution Control Rev. (Peco Energy Company Project), “A”, 2.55%, 6/01/29 (Put Date 6/01/20)	880,000	887,568
Pennsylvania Economic Development Finance Authority Rev, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 0.6%, 8/01/45 (Put Date 5/02/16)	5,000,000	5,000,000
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5.25%, 9/01/17	1,000,000	1,069,000
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5%, 1/01/23	530,000	532,109
Pennsylvania Economic Development Financing Authority, Tax Exempt Private Activity Rev. (The Pennsylvania Rapid Bridge Replacement Project)_, 5%, 6/30/22	4,000,000	4,627,000
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 3%, 11/01/18	265,000	274,373
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 5%, 11/01/19	1,325,000	1,476,726
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5%, 5/01/17	1,000,000	1,052,360
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5%, 7/01/17	825,000	853,859
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5%, 7/01/18	1,005,000	1,059,551
Pennsylvania Higher Educational Facilities Authority Rev. (Temple University), 4%, 4/01/16	350,000	352,230
Pennsylvania Higher Educational Facilities Authority Rev. (Temple University), 4%, 4/01/17	500,000	519,050
Pennsylvania Industrial Development Authority Rev., Unrefunded Balance, 5%, 7/01/16	1,260,000	1,283,990
Pennsylvania Industrial Development Authority, Economic Development Authority Rev., ETM, 5%, 7/01/16	740,000	754,756
Philadelphia, PA, Airport Rev., “B”, AGM, 5%, 6/15/16	1,265,000	1,286,720
Philadelphia, PA, Authority for Industrial Development City Agreement Rev. (Cultural and Commercial Corridors Program), “A”, 5%, 12/01/24	5,675,000	6,922,592
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 7/01/16	375,000	382,380
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 7/01/22	1,510,000	1,830,407
Southcentral, PA, General Authority Hospital Rev. (Hanover Hospital, Inc.), 5%, 12/01/18	1,330,000	1,457,707
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/20	855,000	948,862
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/22	930,000	1,056,517
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/25	1,605,000	1,847,548

		$95,142,378
Puerto Rico - 2.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AMBAC, 5.25%, 7/01/18	$550,000	$556,650
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “E”, AGM, 5.5%, 7/01/20	2,950,000	3,091,069
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, 5.5%, 7/01/25	415,000	412,933
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/20	5,115,000	5,233,463
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/21	230,000	236,162
Commonwealth of Puerto Rico, Public Improvement, “A”, AMBAC, 5.5%, 7/01/19	1,065,000	1,083,627
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/16	215,000	217,230
Commonwealth of Puerto Rico, Public Improvement, “C”, AGM, 5.25%, 7/01/27	200,000	201,520
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/23	335,000	315,657
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/24	1,430,000	1,326,511
Puerto Rico Electric Power Authority Rev., “KK”, NATL, 5.5%, 7/01/16	110,000	111,132
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/17	90,000	92,765
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/20	40,000	40,077
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/22	1,095,000	1,106,837
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/24	110,000	109,101
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/19	1,625,000	1,625,228
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/26	25,000	24,404
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/18	100,000	100,247
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/19	465,000	468,469
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/22	260,000	261,370
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/23	1,075,000	1,079,203

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5%, 3/01/21	$45,000	$43,163
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5.375%, 12/01/21	285,000	277,128
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/17	340,000	335,951
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/18	220,000	215,215
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/20	110,000	101,672
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/21	380,000	362,634
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/22	295,000	274,896
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/16	700,000	699,342
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/18	270,000	274,047
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/23	3,185,000	3,192,931
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/24	2,675,000	2,671,656
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/26	2,205,000	2,183,038
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/27	135,000	135,080
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/16	1,335,000	1,342,262
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/17	485,000	492,459
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/18	655,000	664,818
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/35 (Put Date 7/01/17)	3,185,000	3,244,591
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/25	245,000	241,217

		$34,445,755
Rhode Island - 1.5%
Providence, RI, “A”, 4%, 7/15/16	$750,000	$761,513
Providence, RI, “A”, 5%, 7/15/17	1,385,000	1,462,463
Providence, RI, “A”, 4%, 7/15/19	400,000	433,104
Providence, RI, “A”, 5%, 1/15/20	1,625,000	1,828,596
Providence, RI, “A”, 5%, 1/15/21	1,000,000	1,147,470
Rhode Island Health & Educational Building Corp. Rev., “A”, 5%, 5/15/19	2,000,000	2,214,460
Rhode Island Health & Educational Building Corp. Rev., “A”, 5%, 5/15/21	2,240,000	2,570,243
Rhode Island Student Loan Program Authority Rev., “A”, 5%, 12/01/16	500,000	518,275
Rhode Island Student Loan Program Authority Rev., “A”, 2.125%, 12/01/18	3,200,000	3,258,176
Rhode Island Student Loan Program Authority Rev., “A”, 2.5%, 12/01/19	4,590,000	4,712,002
Rhode Island Student Loan Program Authority Rev., “A”, 5%, 12/01/20	2,000,000	2,273,540

		$21,179,842
South Carolina - 1.1%
Beaufort County, SC, School District, “B”, 5%, 3/01/17	$2,500,000	$2,624,075
Berkeley County, SC, School District Rev., 5%, 12/01/18	630,000	696,578
Berkeley County, SC, School District Rev., 5%, 12/01/17	500,000	536,435
Charleston County, SC, Transportation Sales Tax, 5%, 11/01/22	3,095,000	3,845,259
Piedmont, SC, Municipal Power Agency Electric Rev., “A-2”, 5%, 1/01/18	750,000	807,713
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/23	4,545,000	4,890,965
Richland County, SC, School District No. 1, 4%, 3/01/19	1,270,000	1,391,996
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/23	1,300,000	1,596,517

		$16,389,538
Tennessee - 1.9%
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 10/01/18	$5,120,000	$5,649,306
Clarksville, TN, Sub Lien Water, Sewer & Gas Rev., 5%, 2/01/18	1,000,000	1,079,980

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tennessee - continued
Clarksville, TN, Sub Lien Water, Sewer & Gas Rev., 5%, 2/01/19	$920,000	$1,025,828
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/21	720,000	849,233
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/22	1,680,000	2,024,484
Metropolitan Government of Nashville & Davidson County, TN, “A”, 4%, 7/01/17	4,000,000	4,199,320
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., “B”, 5%, 5/15/21	7,500,000	8,984,475
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Meharry Medical College), AMBAC, 6%, 12/01/16	695,000	708,921
Nashville & Davidson County, TN, Metropolitan Government Water & Sewer Rev., “A”, AGM, 5%, 1/01/17	1,000,000	1,042,010
Shelby County, TN, Public Improvement & School, “B”, 5%, 4/01/18	1,100,000	1,201,288
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	1,000,000	1,123,820

		$27,888,665
Texas - 7.5%
Arlington, TX, Independent School District Rev., “A”, PSF, 5%, 2/15/19	$1,275,000	$1,433,279
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/19	1,000,000	1,028,230
Austin, TX, Public Improvement Rev., 5%, 9/01/22	5,000,000	6,173,950
Bastrop, TX, Independent School District, Capital Appreciation, PSF, 0%, 2/15/20	1,000,000	820,660
Brownsville, TX, Independent School District, “A”, PSF, 5%, 2/15/21	6,595,000	7,830,573
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/17	450,000	467,775
Clifton, TX, Higher Education Finance Corp., Education Rev. (Uplift Education), “A”, 3.375%, 12/01/24	2,800,000	2,841,692
Conroe, TX, Independent School District, School Building, PSF, 5%, 2/15/16	750,000	751,650
Corpus Christi, TX, General Improvement, ASSD GTY, 4%, 3/01/17	2,000,000	2,076,440
Dallas Fort Worth, TX, International Airport Rev., “F”, 4%, 11/01/18	5,415,000	5,836,883
Dallas, TX, Independent School District, PSF, 5.25%, 2/15/18	795,000	868,426
Dallas, TX, Waterworks & Sewer Systems Rev., 3%, 10/01/17	1,000,000	1,040,630
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 4%, 9/01/20	650,000	705,887
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 5%, 9/01/23	525,000	589,040
Ennis, TX, Independent School District, Capital Appreciation, PSF, 0%, 8/15/21 (Prerefunded 8/15/16)	2,865,000	2,250,859
Fort Worth, TX, Water & Sewer Rev., Refunding & Improvement, 5%, 2/15/20	2,940,000	3,403,432
Gregg County, TX, Health Facilities Development Corp. Hospital Rev., (Good Shepherd Obligated Group), “A”, FRN, 4.199%, 10/01/29 (Put Date 3/01/17)	1,500,000	1,515,885
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), “A”, 5%, 6/01/16	360,000	364,864
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), “A”, 5%, 6/01/17	400,000	418,508
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), “A”, 5%, 6/01/18	430,000	461,605
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 11/15/16	750,000	776,753
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 11/15/18	470,000	520,436
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 11/15/19	600,000	666,228
Harris County, TX, Houston Sports Authority Rev., “C”, 5%, 11/15/20	575,000	663,648
Harris County, TX, Houston Sports Authority Rev., “C”, 5%, 11/15/21	1,000,000	1,172,610
Houston, TX, Airport System Rev., “B”, 5%, 7/01/20	1,000,000	1,155,470
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/20	475,000	508,768
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/24	1,010,000	1,130,291
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/20	705,000	770,544
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/16	1,020,000	1,039,819
Houston, TX, Higher Education Finance Corp. Rev. (Kipp, Inc.), “A”, PSF, 4%, 2/15/19	840,000	914,122
Houston, TX, Higher Education Finance Corp. Rev. (Kipp, Inc.), “A”, PSF, 4%, 2/15/20	880,000	974,327
Klein, TX, Independent School District, PSF, 5%, 8/01/21 (Prerefunded 8/01/18)	895,000	988,295
Klein, TX, Independent School District, PSF, 5%, 8/01/21	105,000	115,836
Lone Star College System, TX, “A”, 5%, 8/15/18	4,250,000	4,688,218
Lubbock, TX, Health Facilities Development Rev. (St. Joseph Health System), “A”, 1.125%, 7/01/30 (Put Date 10/18/16)	5,385,000	5,400,186
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Republic Services, Inc. Project), 0.65%, 1/01/26 (Put Date 5/02/16)	5,000,000	5,000,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/18	$100,000	$105,609
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/19	300,000	321,939
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/21	400,000	440,564
Pflugerville, TX, Independent School District, PSF, 5%, 2/15/24 (Prerefunded 2/15/17)	1,000,000	1,047,030
Plano, TX, Independent School District, “A”, 5%, 2/15/17	1,000,000	1,047,840
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5%, 6/01/19	1,250,000	1,309,000
Tarrant County, TX, 5%, 7/15/18	2,770,000	3,056,196
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Buckner Retirement), 5%, 11/15/16	500,000	512,270
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Healthcare Project), “A”, 5%, 8/15/22	1,160,000	1,396,350
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Healthcare Project), “A”, ETM, 5%, 8/15/18	500,000	552,725
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.75%, 11/15/19	815,000	889,002
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Buckingham Senior Living Community, Inc. Project), 3.875%, 11/15/20	265,000	266,436
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/19	1,260,000	1,377,608
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/20	785,000	861,577
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/21	1,390,000	1,532,128
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/22	1,460,000	1,608,964
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Texas Health Resources), 5%, 2/15/19	500,000	524,025
Tarrant County, TX, Cultural Education Facilities, Finance Corp. Rev. (Trinity Terrace Project), “A-2”, 2.5%, 12/01/18	5,280,000	5,356,718
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Rev., 5%, 12/15/19	5,000,000	5,652,750
Texas Transportation Commission State Highway Fund (First Tier), “A”, 5%, 4/01/24	10,000,000	12,577,300
Texas Transportation Commission, Central Texas Turnpike System Rev., “C”, 5%, 8/15/22	400,000	475,404
Texas Transportation Commission, Central Texas Turnpike System Rev., “C”, 5%, 8/15/23	500,000	601,810
University of Texas, Permanent University Fund, “C”, 5%, 7/01/21 (Prerefunded 7/01/16)	1,000,000	1,019,640

		$109,898,704
U.S. Virgin Islands - 0.8%
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/23	$1,500,000	$1,784,340
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/24	1,500,000	1,803,165
Virgin Islands Public Finance Authority Rev., “B”, AGM, 5%, 10/01/25	3,625,000	4,083,526
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/25	3,595,000	4,113,435

		$11,784,466
Utah - 0.4%
Intermountain Power Agency, UT, Power Supply Rev., “A”, 5%, 7/01/22	$750,000	$823,328
Utah Board of Regents Student Loan Rev., “EE-2”, 5%, 11/01/17	5,000,000	5,378,050

		$6,201,378
Vermont - 0.2%
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/17	$220,000	$231,880
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/19	100,000	111,596
Burlington, VT, Airport Rev., “A”, 5%, 7/01/22	2,050,000	2,324,311
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/24	110,000	130,716

		$2,798,503

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Virginia - 1.9%
Commonwealth of Virginia, Transportation Board Grant Anticipation Rev., 5%, 9/15/18	$500,000	$554,425
Commonwealth of Virginia, Transportation Board Grant Anticipation Rev., A”, 5%, 3/15/18	6,825,000	7,436,998
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 5/15/20	2,175,000	2,539,073
Portsmouth, VA, Refunding and Public Improvement, “A”, 5%, 2/01/21	1,375,000	1,637,790
Richmond, VA, Public Improvement Rev., “A”, 5%, 3/01/22	5,370,000	6,558,381
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 8/01/16	1,250,000	1,280,175
Virginia Public School Authority, “C”, 5%, 8/01/18	1,000,000	1,104,240
Virginia Resources Authority, Clean Water Rev., 5%, 10/01/19 (Prerefunded 10/01/17)	1,980,000	2,123,332
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/20	1,150,000	1,320,557
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/21	1,000,000	1,171,200
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/22	750,000	892,575
Washington County, VA, Hospital Facilities Industrial Development Authority Rev. (Mountain States Health Alliance), “C”, 7.25%, 7/01/19	805,000	885,774

		$27,504,520
Washington - 3.3%
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/18	$1,400,000	$1,531,908
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/19	2,025,000	2,282,965
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/20	2,230,000	2,568,403
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/21	2,455,000	2,889,633
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/22	2,000,000	2,396,600
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/23	1,500,000	1,818,195
Pierce County, WA, “A”, 5%, 7/01/22	3,290,000	3,998,140
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/19	700,000	782,313
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/20	1,175,000	1,346,562
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/22	1,740,000	2,069,365
Seattle, WA, 5%, 5/01/16	3,780,000	3,827,061
Seattle, WA, Municipal Light & Power Rev., “B”, 5%, 2/01/18	4,000,000	4,338,560
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.375%, 12/01/22	870,000	872,915
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “B”, 5%, 10/01/42 (Put Date 10/01/21)	1,000,000	1,191,110
Washington Housing Finance Commission Nonprofit Housing Rev. (Emerald Heights Project), 3%, 7/01/17	1,030,000	1,047,706
Washington Housing Finance Commission Nonprofit Housing Rev. (Emerald Heights Project), 5%, 7/01/20	1,175,000	1,309,749
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-3”, 4.375%, 1/01/21	600,000	609,660
Washington Motor Vehicle Fuel Tax, “E”, 6%, 2/01/16	2,760,000	2,760,911
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/21	7,420,000	8,826,164
Yakima County, WA, “A”, AGM, 4%, 12/01/17	2,300,000	2,439,058

		$48,906,978
West Virginia - 0.1%
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/21	$1,445,000	$1,680,405

Wisconsin - 1.7%
Wisconsin Health & Educational Facilities Authority Rev. (Ascension Health Alliance Senior Credit Group), “B”, 5%, 11/15/43 (Put Date 6/01/21)	$5,000,000	$5,895,450
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Healthcare, Inc.), “A”, 5%, 7/15/22	6,000,000	6,993,120
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Healthcare, Inc.), “B-1”, 1.25%, 8/15/25 (Put Date 8/15/17)	1,810,000	1,817,005
Wisconsin Health & Educational Facilities Authority Rev. (Unity Point Health Facilities), “A”, 5%, 12/01/20	800,000	934,608
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 8/15/18	1,500,000	1,537,290
Wisconsin Public Finance Authority Lease Development Rev. (KU Campus Development Corporation - Central District Development Project), 5%, 3/01/25	1,150,000	1,435,810
Wisconsin Public Finance Authority Lease Development Rev. (KU Campus Development Corporation - Central District Development Project), 5%, 3/01/24	1,500,000	1,854,750
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “B-3”, 3.75%, 11/15/19	30,000	30,035

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/22	$3,730,000	$3,978,232

		$24,476,300
Total Municipal Bonds		$1,439,548,378

Money Market Funds - 2.7%
MFS Institutional Money Market Portfolio, 0.28%, at Net Asset Value (v)	39,849,789	$39,849,789
Total Investments		$1,479,398,167

Other Assets, Less Liabilities - (1.3)%		(18,736,286)
Net Assets - 100.0%		$1,460,661,881

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,439,548,378	$—	$1,439,548,378
Mutual Funds	39,849,789	—	—	39,849,789
Total Investments	$39,849,789	$1,439,548,378	$—	$1,479,398,167

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,430,748,241
Gross unrealized appreciation	49,241,721
Gross unrealized depreciation	(591,795)
Net unrealized appreciation (depreciation)	$48,649,926

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,181	444,035,942	(404,188,334)	39,849,789

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$33,698	$39,849,789

QUARTERLY REPORT

January 31, 2016

MFS® TOTAL RETURN BOND FUND

PORTFOLIO OF INVESTMENTS

1/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 96.3%
Aerospace - 0.3%
Lockheed Martin Corp., 4.7%, 5/15/46	$8,192,000	$8,657,468
TransDigm, Inc., 6.5%, 7/15/24	5,120,000	5,004,800

		$13,662,268
Asset-Backed & Securitized - 13.5%
Alm XIV Ltd., CLO, 2014-14A, “A1” , FRN, 2.051%, 7/28/26 (n)	$13,932,785	$13,757,994
AmeriCredit Automobile Receivables Trust, “A2”, 0.54%, 10/10/17	707,390	707,137
ARI Fleet Lease Trust, “A”, FRN, 0.726%, 1/15/21 (n)	1,041,865	1,041,331
Babson Ltd., CLO, FRN, 1.724%, 4/20/25 (n)	13,498,695	13,260,565
Banc of America Commercial Mortgage, Inc., 5.338%, 12/15/43 (n)	9,482,898	9,770,653
Banc of America Commercial Mortgage, Inc., FRN, 5.784%, 4/24/49 (n)	3,693,253	3,771,204
Banc of America Large Loan, Inc., FRN, 5.325%, 2/24/44 (n)	6,339,268	6,507,562
Bayview Commercial Asset Trust, FRN, 0.736%, 8/25/35 (z)	340,636	291,693
Bayview Commercial Asset Trust, FRN, 0%, 4/25/36 (i)(z)	8,417,088	24,189
Bayview Commercial Asset Trust, FRN, 0.696%, 4/25/36 (z)	274,998	243,953
Bayview Commercial Asset Trust, FRN, 0%, 7/25/36 (i)(z)	7,932,747	1
Bayview Commercial Asset Trust, FRN, 0%, 10/25/36 (i)(z)	13,407,587	1
Bayview Commercial Asset Trust, FRN, 0%, 12/25/36 (i)(z)	6,488,272	1
Bayview Commercial Asset Trust, FRN, 0%, 3/25/37 (i)(z)	14,615,036	1
Bayview Financial Acquisition Trust, FRN, 5.638%, 11/28/36	869,645	865,140
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.031%, 12/28/40 (z)	2,582,237	1,868,596
Cent CDO XI Ltd., “A1”, FRN, 0.879%, 4/25/19 (n)	3,856,003	3,789,298
Cent CLO LP, 2014-16AR, “A1AR”, FRN, 1.579%, 8/01/24 (n)	8,769,295	8,741,706
Chesapeake Funding LLC, “A”, FRN, 0.872%, 1/07/25 (n)	7,699,817	7,696,760
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/47	4,871,207	5,057,600
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/48	12,178,018	12,114,469
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	16,456,664	16,764,904
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/49	17,940,000	18,274,098
CNH Wholesale Master Note Trust, “A”, FRN, 1.025%, 8/15/19 (n)	14,837,000	14,820,771
Commercial Mortgage Asset Trust, FRN, 0.64%, 1/17/32 (i)(z)	2,276,357	5,727
Commercial Mortgage Pass-Through Certificates, “A4”, 3.183%, 2/10/48	10,635,000	10,670,269
Commercial Mortgage Trust, 2014-CR19, “A5”, 3.796%, 8/10/47	15,379,562	16,145,058
Commercial Mortgage Trust, 2014-UBS4, “A5”, 3.694%, 8/10/47	12,601,000	13,013,258
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/48	10,456,000	10,584,100
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/48	10,877,207	11,275,591
Countrywide Asset-Backed Certificates, FRN, 4.867%, 4/25/36	538,746	479,007
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.146%, 9/15/39	12,551,745	13,066,490
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.889%, 6/15/39	18,890,966	19,277,785
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 6.146%, 9/15/39	8,654,412	9,037,134
Credit Suisse Mortgage Capital Certificate, 5.311%, 12/15/39	7,040,759	7,110,313
Credit-Based Asset Servicing & Securitization LLC, 4.136%, 12/25/35	790,039	780,990
Credit-Based Asset Servicing & Securitization LLC, FRN, 3.997%, 1/25/37 (q)	1,610,980	818,179
Credit-Based Asset Servicing & Securitization LLC, FRN, 3.982%, 3/25/37 (q)	1,957,258	957,597
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/57	4,025,427	4,149,051
CWCapital Cobalt Ltd., “A4”, FRN, 5.957%, 5/15/46	6,791,785	7,061,754
CWCapital LLC, 5.223%, 8/15/48	4,898,101	4,970,942
Dryden Senior Loan Fund, CLO, “A”, FRN, 2.002%, 1/15/25 (n)	10,838,110	10,695,101
Falcon Franchise Loan LLC, FRN, 6.623%, 1/05/23 (i)(z)	30,645	1,226
Falcon Franchise Loan LLC, FRN, 44.017%, 1/05/25 (i)(z)	183,734	44,398
First Union National Bank Commercial Mortgage, FRN, 1.734%, 1/12/43 (i)(z)	597,171	1,729
First Union-Lehman Brothers Bank of America, FRN, 1.023%, 11/18/35 (i)	1,244,751	21,259
Flatiron CLO Ltd. 2013-1A, “A1”, FRN, 2.02%, 1/17/26 (n)	11,818,643	11,588,191

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/25 (n)	$5,871,000	$5,949,336
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/26 (n)	15,109,000	15,312,354
GE Capital Commercial Mortgage Corp., “A”, 5.543%, 12/10/49	3,400,691	3,473,222
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/36	942,807	914,888
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/39	13,871,121	14,163,146
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/50	12,512,927	12,699,122
Harley-Davidson Motorcycle Trust, “A2”, FRN, 0.726%, 1/15/19	2,329,016	2,328,765
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.974%, 12/10/27 (n)	3,916,588	3,908,577
Hertz Fleet Lease Funding LP, 2014-1, FRN, 0.829%, 4/10/28 (z)	6,197,922	6,182,785
IMPAC CMB Trust, FRN, 1.167%, 11/25/34	109,743	103,160
IMPAC CMB Trust, FRN, 1.347%, 11/25/34	54,872	50,997
IMPAC Secured Assets Corp., FRN, 0.776%, 5/25/36	411,636	371,502
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/48	14,219,798	14,596,209
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/48	12,197,703	12,197,377
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.96%, 6/15/49	8,866,156	8,876,905
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.134%, 2/15/51	528,061	527,581
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.96%, 6/15/49	9,433,747	9,630,402
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.759%, 7/15/42 (n)	4,180,000	1,002,328
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.889%, 2/12/49	2,585,087	2,663,730
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.96%, 6/15/49	20,102,684	20,490,899
Kingsland III Ltd., “A1”, CDO, FRN, 0.597%, 8/24/21 (n)	1,957,395	1,947,093
KKR Financial CLO Ltd., “C”, FRN, 1.812%, 5/15/21 (n)	7,811,290	7,773,015
LB Commercial Conduit Mortgage Trust, FRN, 1.6%, 10/15/35 (i)	1,034,329	29,743
Merrill Lynch Mortgage Investors, Inc., 4.823%, 2/25/37 (q)	2,308,415	442,343
Merrill Lynch Mortgage Trust, “A3”, FRN, 6.032%, 6/12/50	823,136	823,039
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/48	8,858,993	8,979,489
Morgan Stanley Capital I Trust, “AM”, FRN, 5.865%, 4/15/49	18,767,000	19,056,952
Morgan Stanley Capital I, Inc., FRN, 1.699%, 3/15/31 (i)(z)	169,646	15
Morgan Stanley Re-REMIC Trust, FRN, 5.988%, 8/15/45 (n)	17,036,082	17,689,618
Motor PLC, 2015-1A, “A1”, FRN, 1.027%, 6/25/22 (n)	6,916,000	6,903,828
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/19 (n)	9,472,000	9,466,412
Nextgear Floorplan Master Owner Trust, 2015-2A, “A”, 2.38%, 10/15/20 (z)	12,704,000	12,722,562
Nissan Master Owner Trust Receivables 2015, “A-2”, 1.44%, 1/15/20	12,865,000	12,862,614
Option One Mortgage Loan Trust, FRN, 5.611%, 1/25/37 (q)	653,739	655,165
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 3.469%, 12/25/36 (q)	885,912	532,212
Preferred Term Securities XIX Ltd., CDO, FRN, 0.862%, 12/22/35 (z)	5,603,218	3,930,770
Race Point CLO Ltd., “A”, FRN, 1.62%, 2/20/25 (n)	10,945,000	10,793,795
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/35	4,572,370	3,723,041
Thornburg Mortgage Securities Trust, FRN, 1.106%, 4/25/43	13,051	12,709
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 0.776%, 7/22/19 (n)	8,621,000	8,530,106
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.149%, 2/15/51	10,040,935	10,396,103
Wachovia Bank Commercial Mortgage Trust, FRN, 5.899%, 6/15/49	21,096,007	21,630,595
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/48	16,868,976	17,283,691

		$602,752,971
Automotive - 1.0%
General Motors Co., 4.875%, 10/02/23	$6,264,000	$6,311,256
General Motors Co., 5.2%, 4/01/45	5,230,000	4,646,965
General Motors Financial Co., Inc., 3.45%, 4/10/22	9,207,000	8,842,495
Hyundai Capital America, 2.4%, 10/30/18 (n)	3,541,000	3,546,747
Hyundai Capital America, 2.6%, 3/19/20 (n)	10,893,000	10,866,378
Volkswagen Group America Finance LLC, 2.4%, 5/22/20 (n)	9,562,000	9,106,160

		$43,320,001

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Biotechnology - 0.5%
Life Technologies Corp., 5%, 1/15/21	$20,509,000	$22,152,366

Broadcasting - 0.2%
SES Global Americas Holdings GP, 5.3%, 3/25/44 (n)	$3,585,000	$3,465,103
SES S.A., 3.6%, 4/04/23 (n)	3,480,000	3,387,825
SES S.A., 5.3%, 4/04/43 (z)	4,082,000	3,975,460

		$10,828,388
Brokerage & Asset Managers - 0.6%
CME Group, Inc., 3%, 3/15/25	$6,579,000	$6,612,309
Intercontinental Exchange, Inc., 2.75%, 12/01/20	2,587,000	2,628,185
Intercontinental Exchange, Inc., 3.75%, 12/01/25	7,813,000	8,008,825
TD Ameritrade Holding Corp., 5.6%, 12/01/19	5,512,000	6,214,554
TD Ameritrade Holding Corp., 2.95%, 4/01/22	4,776,000	4,839,573

		$28,303,446
Building - 0.4%
Martin Marietta Materials, Inc., 4.25%, 7/02/24	$13,392,000	$13,374,590
Mohawk Industries, Inc., 3.85%, 2/01/23	3,818,000	3,925,870

		$17,300,460
Business Services - 0.1%
Equinix, Inc., 4.875%, 4/01/20	$5,020,000	$5,208,250

Cable TV - 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21	$5,370,000	$5,601,554
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	6,065,000	6,239,369
CCO Safari II LLC, 4.908%, 7/23/25 (n)	11,609,000	11,620,505
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)	11,935,000	12,114,025
Time Warner Cable, Inc., 4.5%, 9/15/42	11,091,000	8,826,007
Time Warner Entertainment Co. LP, 8.375%, 7/15/33	5,117,000	6,041,115
Videotron Ltd., 5%, 7/15/22	10,755,000	10,849,106

		$61,291,681
Chemicals - 0.7%
CF Industries Holdings, Inc., 7.125%, 5/01/20	$7,265,000	$8,162,663
CF Industries Holdings, Inc., 5.375%, 3/15/44	3,874,000	3,281,022
LYB International Finance B.V., 4%, 7/15/23	3,779,000	3,724,688
LyondellBasell Industries N.V., 5.75%, 4/15/24	7,068,000	7,663,910
Tronox Finance LLC, 6.375%, 8/15/20	10,489,000	6,476,958

		$29,309,241
Computer Software - 0.6%
Microsoft Corp., 3.125%, 11/03/25	$16,308,000	$16,687,944
VeriSign, Inc., 4.625%, 5/01/23	9,825,000	9,628,500

		$26,316,444
Computer Software - Systems - 0.2%
Apple, Inc., 4.375%, 5/13/45	$7,267,000	$7,084,816

Conglomerates - 0.2%
General Electric Capital Corp., 2.1%, 12/11/19	$3,604,000	$3,647,298
General Electric Capital Corp., 6.375% to 11/15/17, FRN to 11/15/67	5,150,000	5,459,000

		$9,106,298

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Consumer Products - 0.7%
Mattel, Inc., 5.45%, 11/01/41	$5,998,000	$6,063,450
Newell Rubbermaid, Inc., 4%, 12/01/24	12,501,000	11,808,982
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	13,360,000	13,826,237

		$31,698,669
Consumer Services - 1.3%
ADT Corp., 6.25%, 10/15/21	$10,200,000	$10,582,500
Priceline Group, Inc., 3.65%, 3/15/25	11,504,000	11,400,360
Visa, Inc., 2.8%, 12/14/22	34,198,000	34,842,017

		$56,824,877
Containers - 0.5%
Ball Corp., 5%, 3/15/22	$2,039,000	$2,110,365
Ball Corp., 4%, 11/15/23	7,275,000	6,984,000
Berry Plastics Corp., 5.125%, 7/15/23	5,005,000	4,879,875
Sealed Air Corp., 5.125%, 12/01/24 (n)	10,780,000	10,780,000

		$24,754,240
Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	$2,705,000	$3,048,346

Energy - Independent - 0.2%
Chesapeake Energy Corp., 5.75%, 3/15/23	$11,535,000	$3,172,125
EQT Corp., 4.875%, 11/15/21	5,460,000	4,931,308

		$8,103,433
Energy - Integrated - 0.4%
BP Capital Markets PLC, 2.237%, 5/10/19	$8,693,000	$8,643,780
BP Capital Markets PLC, 2.521%, 1/15/20	1,902,000	1,889,555
Chevron Corp., 3.326%, 11/17/25	936,000	927,497
Pacific Exploration & Production Corp., 5.125%, 3/28/23 (n)	4,671,000	581,540
Shell International Finance B.V., 2.125%, 5/11/20	6,244,000	6,114,587

		$18,156,959
Entertainment - 0.3%
Carnival Corp., 3.95%, 10/15/20	$9,780,000	$10,257,655
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	5,505,000	5,605,742

		$15,863,397
Financial Institutions - 0.7%
International Lease Finance Corp., 7.125%, 9/01/18 (n)	$5,888,000	$6,373,760
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/21	11,185,000	9,870,763
Navient Corp., 4.625%, 9/25/17	11,437,000	11,236,853
Navient Corp., 8%, 3/25/20	5,422,000	5,340,670

		$32,822,046
Food & Beverages - 2.7%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/21	$16,333,000	$16,432,827
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/01/46	20,821,000	21,561,686
Anheuser-Busch InBev Worldwide, Inc., 3.7%, 2/01/24	5,550,000	5,738,323
J.M. Smucker Co., 3%, 3/15/22	4,270,000	4,316,932
J.M. Smucker Co., 4.25%, 3/15/35	5,928,000	5,845,903
Kraft Foods Group, Inc., 5%, 6/04/42	9,699,000	9,890,681
Kraft Heinz Co., 5.2%, 7/15/45 (n)	4,765,000	5,011,317
SABMiller Holdings, Inc., 3.75%, 1/15/22 (n)	8,444,000	8,752,375
Smithfield Foods, Inc., 6.625%, 8/15/22	10,510,000	11,048,638

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - continued
Tyson Foods, Inc., 6.6%, 4/01/16	$8,949,000	$9,031,635
Tyson Foods, Inc., 4.5%, 6/15/22	5,686,000	6,100,526
Tyson Foods, Inc., 3.95%, 8/15/24	3,378,000	3,497,088
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)	12,487,000	12,861,460

		$120,089,391
Food & Drug Stores - 0.9%
CVS Health Corp., 3.5%, 7/20/22	$18,312,000	$18,854,676
CVS Health Corp., 5.125%, 7/20/45	10,066,000	10,815,685
Walgreens Boots Alliance, Inc., 3.8%, 11/18/24	8,911,000	8,772,069

		$38,442,430
Forest & Paper Products - 0.4%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)	$5,083,000	$5,646,079
Georgia-Pacific LLC, 3.734%, 7/15/23 (n)	5,634,000	5,741,170
Packaging Corp. of America, 3.65%, 9/15/24	4,893,000	4,864,244

		$16,251,493
Gaming & Lodging - 0.3%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/23	$5,005,000	$4,792,288
Wyndham Worldwide Corp., 5.625%, 3/01/21	2,221,000	2,386,804
Wyndham Worldwide Corp., 4.25%, 3/01/22	6,558,000	6,626,341
Wyndham Worldwide Corp., 5.1%, 10/01/25	1,776,000	1,830,045

		$15,635,478
Insurance - 1.5%
AIA Group Ltd., 3.2%, 3/11/25 (n)	$5,852,000	$5,773,946
American International Group, Inc., 3.75%, 7/10/25	19,325,000	18,536,096
Five Corners Funding Trust, 4.419%, 11/15/23 (n)	6,006,000	6,232,594
Pacific Lifecorp, 5.125%, 1/30/43 (n)	7,926,000	8,087,310
Principal Financial Group, Inc., 3.4%, 5/15/25	20,122,000	19,758,033
Unum Group, 7.125%, 9/30/16	2,220,000	2,300,411
Unum Group, 4%, 3/15/24	8,486,000	8,558,649

		$69,247,039
Insurance - Health - 0.6%
Humana, Inc., 7.2%, 6/15/18	$9,203,000	$10,259,284
UnitedHealth Group, Inc., 3.35%, 7/15/22	17,052,000	17,642,357

		$27,901,641
Insurance - Property & Casualty - 1.4%
Allied World Assurance, 5.5%, 11/15/20	$3,670,000	$4,039,367
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25	11,480,000	11,427,513
CNA Financial Corp., 5.875%, 8/15/20	6,990,000	7,812,045
Liberty Mutual Group, Inc., 4.25%, 6/15/23 (n)	13,005,000	13,362,039
Marsh & McLennan Cos., Inc., 4.8%, 7/15/21	10,943,000	12,084,979
Marsh & McLennan Cos., Inc., 4.05%, 10/15/23	2,935,000	3,069,417
Swiss Re Ltd., 4.25%, 12/06/42 (n)	2,967,000	2,914,404
ZFS Finance USA Trust II, 6.45% to 6/15/16, FRN to 12/15/65 (n)	913,000	914,141
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)	6,524,000	6,559,882

		$62,183,787
Local Authorities - 0.5%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 7/01/16	$2,565,000	$2,572,105
State of California (Build America Bonds), 7.625%, 3/01/40	1,360,000	1,996,738
State of California (Build America Bonds), 7.6%, 11/01/40	10,440,000	15,592,975

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Local Authorities - continued
University of California Limited Project Rev., “J”, 4.131%, 5/15/45	$3,180,000	$3,213,072

		$23,374,890
Major Banks - 6.9%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)	$7,822,000	$8,038,044
Bank of America Corp., 5.625%, 7/01/20	2,505,000	2,770,425
Bank of America Corp., 5.875%, 1/05/21	4,930,000	5,566,069
Bank of America Corp., 3.3%, 1/11/23	15,044,000	14,818,370
Bank of America Corp., 4.125%, 1/22/24	8,877,000	9,123,195
Bank of America Corp., 3.95%, 4/21/25	4,866,000	4,744,258
Bank of America Corp., 3.875%, 8/01/25	12,392,000	12,524,656
Bank of America Corp., FRN, 6.1%, 8/31/49	9,685,000	9,846,740
Bank of America Corp., FRN, 6.5%, 10/23/49	5,231,000	5,464,721
Barclays PLC, 5.25%, 8/17/45	9,641,000	9,856,062
Barclays PLC, 4.375%, 1/12/26	6,135,000	6,192,473
Credit Suisse Group AG, 6.5%, 8/08/23 (n)	2,753,000	2,925,063
Credit Suisse Group Fund Guernsey Ltd., 3.75%, 3/26/25	12,034,000	11,698,757
DBS Bank Ltd., 3.625% to 9/21/17, FRN to 9/21/22 (n)	5,702,000	5,830,620
Goldman Sachs Group, Inc., 5.625%, 1/15/17	4,693,000	4,861,146
Goldman Sachs Group, Inc., 2.375%, 1/22/18	7,171,000	7,207,465
Goldman Sachs Group, Inc., 3.625%, 1/22/23	16,972,000	17,236,254
Goldman Sachs Group, Inc., 5.15%, 5/22/45	7,490,000	7,300,518
Huntington National Bank, 2.4%, 4/01/20	3,704,000	3,663,741
ING Bank N.V., 3.75%, 3/07/17 (n)	2,945,000	3,017,795
ING Bank N.V., 5.8%, 9/25/23 (n)	16,778,000	18,050,074
JPMorgan Chase & Co., 2%, 8/15/17	3,141,000	3,160,201
JPMorgan Chase & Co., 4.25%, 10/15/20	2,471,000	2,632,762
JPMorgan Chase & Co., 4.5%, 1/24/22	3,602,000	3,885,261
JPMorgan Chase & Co., 3.125%, 1/23/25	5,535,000	5,367,400
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	6,749,000	6,842,791
Morgan Stanley, 5.75%, 10/18/16	7,752,000	7,997,390
Morgan Stanley, 5.5%, 7/24/20	4,790,000	5,300,801
Morgan Stanley, 5.5%, 7/28/21	20,255,000	22,656,392
Morgan Stanley, 3.7%, 10/23/24	3,847,000	3,847,054
Morgan Stanley, 4%, 7/23/25	5,074,000	5,174,770
Morgan Stanley, 3.875%, 1/27/26	14,707,000	14,872,571
Morgan Stanley, 4.3%, 1/27/45	2,874,000	2,699,318
PNC Bank N.A., 3.8%, 7/25/23	18,666,000	19,371,780
PNC Funding Corp., 5.625%, 2/01/17	8,496,000	8,814,260
Regions Financial Corp., 2%, 5/15/18	3,688,000	3,666,809
Royal Bank of Scotland Group PLC, 6%, 12/19/23	8,880,000	9,415,491
Royal Bank of Scotland Group PLC, 8% to 2025, FRN to 12/31/49	2,205,000	2,262,881
Royal Bank of Scotland Group PLC, 7.5% to 8/10/20, FRN to 12/31/65	7,974,000	8,113,545
Wachovia Corp., 6.605%, 10/01/25	2,393,000	2,889,016

		$309,706,939
Medical & Health Technology & Services - 0.7%
Becton, Dickinson and Co., 4.685%, 12/15/44	$8,185,000	$8,293,689
Catholic Health Initiatives, 2.95%, 11/01/22	9,909,000	9,826,418
Laboratory Corp. of America Holdings, 3.6%, 2/01/25	3,987,000	3,911,550
Laboratory Corp. of America Holdings, 4.7%, 2/01/45	8,042,000	7,524,706

		$29,556,363

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical Equipment - 0.7%
Medtronic, Inc., 4.625%, 3/15/45	$10,024,000	$10,514,113
Zimmer Holdings, Inc., 2.7%, 4/01/20	23,330,000	23,212,277

		$33,726,390
Metals & Mining - 0.6%
Barrick North America Finance LLC, 5.75%, 5/01/43	$8,843,000	$6,160,573
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	3,357,000	1,376,370
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/34	4,200,000	1,669,500
Freeport-McMoRan Oil & Gas LLC, 6.875%, 2/15/23	11,638,000	5,557,145
Kinross Gold Corp., 5.95%, 3/15/24	8,317,000	5,156,540
Steel Dynamics, Inc., 5.125%, 10/01/21	8,392,000	7,825,540

		$27,745,668
Midstream - 1.5%
Energy Transfer Partners LP, 5.15%, 2/01/43	$5,108,000	$3,529,577
Energy Transfer Partners LP, 5.15%, 3/15/45	11,437,000	7,833,773
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/32	8,840,000	8,299,416
Kinder Morgan Energy Partners LP, 4.3%, 5/01/24	7,843,000	6,674,495
Kinder Morgan Energy Partners LP, 6.375%, 3/01/41	7,490,000	6,018,065
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44	9,090,000	6,823,390
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21	10,907,000	9,979,905
Spectra Energy Capital LLC, 8%, 10/01/19	8,284,000	9,277,500
Sunoco Logistics Partners LP, 4.25%, 4/01/24	1,391,000	1,168,679
Williams Cos., Inc., 5.75%, 6/24/44	12,882,000	7,234,106

		$66,838,906
Mortgage-Backed - 18.8%
Fannie Mae, 3%, 10/01/30	$3,895,159	$4,062,607
Fannie Mae, 4%, 9/01/40 - 7/01/43	21,074,603	22,576,086
Fannie Mae, 4.5%, 7/01/42	6,401,305	6,977,330
Fannie Mae, 3.5%, 7/01/43	6,237,755	6,539,547
Fannie Mae, 5.257%, 2/01/16	14,956	14,950
Fannie Mae, 5.345%, 2/01/16	73,879	73,776
Fannie Mae, 5.735%, 7/01/16	1,458,278	1,460,900
Fannie Mae, 5.93%, 9/01/16	1,097,632	1,105,729
Fannie Mae, 5.5%, 12/01/16 - 12/01/38	27,319,796	30,656,034
Fannie Mae, 5.599%, 1/01/17	12,426	12,421
Fannie Mae, 5.28%, 3/01/17	2,487,660	2,550,328
Fannie Mae, 5.54%, 4/01/17	1,379,851	1,422,658
Fannie Mae, 5.478%, 6/01/17	700,127	724,052
Fannie Mae, 2.71%, 11/01/17	1,421,455	1,454,271
Fannie Mae, 5%, 2/01/18 - 3/01/42	24,392,063	27,010,761
Fannie Mae, 3.99%, 4/01/18	2,450,000	2,574,092
Fannie Mae, 3.859%, 7/01/18	2,795,612	2,951,939
Fannie Mae, 2.578%, 9/25/18	10,854,543	11,111,223
Fannie Mae, 5.18%, 3/01/19	503,030	542,118
Fannie Mae, 4.88%, 3/01/20	532,775	572,379
Fannie Mae, 5.19%, 9/01/20	2,510,452	2,746,533
Fannie Mae, 4.449%, 1/01/21	7,485,780	8,197,915
Fannie Mae, 2.41%, 5/01/23	2,856,100	2,885,551
Fannie Mae, 2.55%, 5/01/23	1,475,768	1,503,793
Fannie Mae, 4.5%, 5/01/25	683,479	740,783
Fannie Mae, 3%, 3/01/27 - 12/01/30	17,005,610	17,763,682
Fannie Mae, 6.5%, 11/01/31 - 1/01/33	210,251	248,028
Fannie Mae, 4.5%, 3/01/34 - 4/01/44	34,113,356	37,210,206

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 6%, 5/01/34 - 10/01/38	$9,375,567	$10,690,231
Fannie Mae, 4%, 2/01/41 - 2/01/45	107,990,880	115,628,627
Fannie Mae, 3.5%, 11/01/41 - 8/01/43	20,995,909	22,055,076
Fannie Mae, 3.5%, 4/01/43	6,556,285	6,874,256
Freddie Mac, 3.5%, 7/01/42	9,089,227	9,509,535
Freddie Mac, 3%, 10/01/42	515,896	526,716
Freddie Mac, 4%, 4/01/44 - 9/01/44	56,389,286	60,255,804
Freddie Mac, 5.5%, 9/01/17 - 1/01/38	5,727,035	6,373,800
Freddie Mac, 3.154%, 2/25/18	3,507,229	3,627,961
Freddie Mac, 5%, 5/01/18 - 4/01/40	6,043,654	6,674,919
Freddie Mac, 2.412%, 8/25/18	4,630,000	4,738,411
Freddie Mac, 2.303%, 9/25/18	2,159,711	2,207,111
Freddie Mac, 2.323%, 10/25/18	5,437,000	5,559,481
Freddie Mac, 2.13%, 1/25/19	14,841,000	15,108,715
Freddie Mac, 2.456%, 8/25/19	9,000,000	9,251,105
Freddie Mac, 1.869%, 11/25/19	8,385,000	8,450,263
Freddie Mac, 4.251%, 1/25/20	4,741,000	5,168,046
Freddie Mac, 2.313%, 3/25/20	9,101,000	9,296,147
Freddie Mac, 3.034%, 10/25/20	3,415,000	3,579,574
Freddie Mac, 2.856%, 1/25/21	4,111,000	4,278,484
Freddie Mac, 2.791%, 1/25/22	7,810,000	8,086,102
Freddie Mac, 2.716%, 6/25/22	4,014,670	4,135,476
Freddie Mac, 2.355%, 7/25/22	6,000,000	6,046,199
Freddie Mac, 2.682%, 10/25/22	3,790,000	3,882,351
Freddie Mac, 3.32%, 2/25/23	5,536,000	5,874,361
Freddie Mac, 3.25%, 4/25/23	8,549,000	9,028,099
Freddie Mac, 3.06%, 7/25/23	5,785,000	6,028,664
Freddie Mac, 3.531%, 7/25/23	3,060,000	3,283,180
Freddie Mac, 3.458%, 8/25/23	17,774,000	18,971,793
Freddie Mac, 2.67%, 12/25/24	5,439,000	5,447,996
Freddie Mac, 2.811%, 1/25/25	8,455,000	8,542,043
Freddie Mac, 3.329%, 5/25/25	9,840,000	10,412,147
Freddie Mac, 4%, 7/01/25 - 11/01/43	21,674,781	23,172,116
Freddie Mac, 4.5%, 7/01/25 - 6/01/41	6,204,028	6,732,447
Freddie Mac, 3.5%, 8/01/26 - 12/01/45	45,986,263	48,154,766
Freddie Mac, 3%, 11/01/30 - 5/01/43	15,552,039	16,089,373
Freddie Mac, 6%, 11/01/33 - 7/01/38	2,606,347	2,972,625
Freddie Mac, TBA, 4%, 3/01/46	10,182,000	10,845,037
Ginnie Mae, 5.5%, 11/15/32 - 1/20/42	4,282,221	4,778,308
Ginnie Mae, 6%, 2/15/34 - 1/15/38	3,520,605	4,018,367
Ginnie Mae, 4.5%, 4/15/39 - 2/20/42	36,606,551	40,094,948
Ginnie Mae, 4%, 10/20/40 - 2/20/41	11,009,176	11,868,422
Ginnie Mae, 3.5%, 11/15/40 - 12/20/45	72,990,377	77,098,374

		$841,107,148
Network & Telecom - 1.2%
AT&T, Inc., 4.5%, 5/15/35	$19,664,000	$17,734,863
Frontier Communications Corp., 11%, 9/15/25 (n)	5,120,000	4,934,400
Verizon Communications, Inc., 6.55%, 9/15/43	25,245,000	29,472,427

		$52,141,690
Oil Services - 0.2%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)	$8,213,705	$1,765,947
Schlumberger Norge A.S., 1.25%, 8/01/17 (n)	7,238,000	7,154,256

		$8,920,203

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Oils - 0.1%
Valero Energy Corp., 4.9%, 3/15/45	$8,076,000	$6,561,621

Other Banks & Diversified Financials - 1.8%
Bank of Tokyo-Mitsubishi UFJ Ltd., 2.7%, 9/09/18 (n)	$4,209,000	$4,284,669
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)	3,587,000	3,861,406
BPCE S.A., 4.5%, 3/15/25 (n)	8,201,000	7,826,698
Capital One Bank (USA) N.A., 3.375%, 2/15/23	4,224,000	4,126,590
Capital One Financial Corp., 6.15%, 9/01/16	4,084,000	4,198,879
Citigroup, Inc., 4.4%, 6/10/25	6,993,000	6,983,762
Citizens Financial Group, Inc., 4.3%, 12/03/25	3,888,000	3,979,061
Discover Bank, 7%, 4/15/20	9,837,000	11,266,759
Discover Bank, 3.1%, 6/04/20	4,834,000	4,856,812
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 12/31/49 (n)	12,290,000	15,587,776
Intesa Sanpaolo S.p.A., 5.71%, 1/15/26 (z)	4,049,000	3,978,199
Macquarie Group Ltd., 3%, 12/03/18 (n)	372,000	376,161
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/25 (z)	7,454,000	7,466,702

		$78,793,474
Pharmaceuticals - 3.0%
AbbVie, Inc., 4.5%, 5/14/35	$14,625,000	$14,301,919
Actavis Funding SCS, 3%, 3/12/20	7,650,000	7,743,544
Actavis Funding SCS, 4.55%, 3/15/35	11,034,000	10,870,465
Actavis Funding SCS, 4.85%, 6/15/44	3,782,000	3,799,791
Bayer U.S. Finance LLC, 3.375%, 10/08/24 (n)	3,922,000	4,039,005
Biogen, Inc., 5.2%, 9/15/45	7,523,000	7,620,340
Celgene Corp., 1.9%, 8/15/17	7,253,000	7,290,940
Celgene Corp., 2.875%, 8/15/20	20,321,000	20,486,860
Endo Finance LLC/Endo Finco, Inc., 6%, 7/15/23 (n)	5,120,000	5,145,600
Forest Laboratories, Inc., 4.875%, 2/15/21 (n)	23,549,000	25,644,343
Gilead Sciences, Inc., 2.35%, 2/01/20	1,158,000	1,168,796
Gilead Sciences, Inc., 4.8%, 4/01/44	8,306,000	8,470,899
Gilead Sciences, Inc., 4.75%, 3/01/46	5,452,000	5,561,749
Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/21 (n)	6,695,000	6,092,450
VPII Escrow Corp., 6.75%, 8/15/18 (z)	5,225,000	5,202,141

		$133,438,842
Precious Metals & Minerals - 0.1%
Teck Resources Ltd., 6%, 8/15/40	$1,162,000	$537,425
Teck Resources Ltd., 5.4%, 2/01/43	5,699,000	2,564,550

		$3,101,975
Real Estate - Apartment - 0.1%
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/23	$3,139,000	$3,280,899

Real Estate - Healthcare - 0.3%
HCP, Inc., REIT, 3.875%, 8/15/24	$7,579,000	$7,408,056
HCP, Inc., REIT, 5.375%, 2/01/21	4,940,000	5,441,341

		$12,849,397
Real Estate - Office - 0.3%
Boston Properties LP, REIT, 3.7%, 11/15/18	$5,442,000	$5,663,136
Boston Properties LP, REIT, 3.8%, 2/01/24	5,543,000	5,728,031

		$11,391,167
Real Estate - Other - 0.1%
Liberty Property LP, REIT, 5.5%, 12/15/16	$4,563,000	$4,704,909

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - Retail - 0.6%
Brixmor Operating Partnership LP, REIT, 3.875%, 8/15/22	$9,407,000	$9,570,052
DDR Corp., REIT, 4.625%, 7/15/22	4,107,000	4,285,355
DDR Corp., REIT, 3.375%, 5/15/23	9,585,000	9,188,267
Simon Property Group, Inc., REIT, 10.35%, 4/01/19	4,593,000	5,652,330

		$28,696,004
Restaurants - 0.2%
McDonald’s Corp., 3.7%, 1/30/26	$7,604,000	$7,688,153
YUM! Brands, Inc., 5.35%, 11/01/43	4,892,000	3,620,080

		$11,308,233
Retailers - 0.2%
Gap, Inc., 5.95%, 4/12/21	$5,458,000	$5,675,157
Home Depot, Inc., 2.625%, 6/01/22	3,511,000	3,550,569

		$9,225,726
Supermarkets - 0.1%
Kroger Co., 3.85%, 8/01/23	$3,285,000	$3,449,296

Telecommunications - Wireless - 0.5%
American Tower Corp., REIT, 5%, 2/15/24	$8,779,000	$9,377,772
Crown Castle Towers LLC, 4.883%, 8/15/20 (n)	1,381,000	1,502,611
Numericable Group S.A., 6%, 5/15/22 (n)	5,120,000	5,043,200
SBA Tower Trust, 2.898%, 10/15/44 (n)	7,673,000	7,692,842

		$23,616,425
Tobacco - 1.3%
Imperial Tobacco Finance PLC, 3.75%, 7/21/22 (n)	$17,001,000	$17,268,154
Reynolds American, Inc., 6.75%, 6/15/17	10,032,000	10,671,891
Reynolds American, Inc., 8.125%, 6/23/19	5,043,000	5,976,964
Reynolds American, Inc., 4%, 6/12/22	12,738,000	13,477,263
Reynolds American, Inc., 3.25%, 11/01/22	4,985,000	5,045,284
Reynolds American, Inc., 4.45%, 6/12/25	6,441,000	6,832,587

		$59,272,143
Transportation - Services - 0.2%
ERAC USA Finance LLC, 3.85%, 11/15/24 (n)	$2,033,000	$2,052,446
ERAC USA Finance LLC, 7%, 10/15/37 (n)	3,033,000	3,728,619
ERAC USA Finance LLC, 4.5%, 2/15/45 (n)	1,447,000	1,346,089
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	10,975,000	3,951,000

		$11,078,154
U.S. Government Agencies and Equivalents - 2.0%
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/20	$2,283,168	$2,285,401
Small Business Administration, 5.94%, 7/01/16	4,672	4,721
Small Business Administration, 5.37%, 9/01/16	41,531	41,922
Small Business Administration, 6.35%, 4/01/21	3,523	3,846
Small Business Administration, 6.34%, 5/01/21	4,867	5,305
Small Business Administration, 6.44%, 6/01/21	4,899	5,312
Small Business Administration, 5.34%, 11/01/21	33,477	35,889
Small Business Administration, 6.07%, 3/01/22	21,097	22,841
Small Business Administration, 4.35%, 7/01/23	236,016	250,022
Small Business Administration, 4.98%, 11/01/23	359,948	391,671
Small Business Administration, 4.89%, 12/01/23	299,716	323,323
Small Business Administration, 4.93%, 1/01/24	430,765	467,150

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 4.34%, 3/01/24	$529,609	$558,958
Small Business Administration, 5.18%, 5/01/24	442,553	480,444
Small Business Administration, 5.52%, 6/01/24	409,657	450,398
Small Business Administration, 5.19%, 7/01/24	486,915	528,591
Small Business Administration, 4.86%, 10/01/24	350,561	376,611
Small Business Administration, 4.57%, 6/01/25	728,416	777,877
Small Business Administration, 4.76%, 9/01/25	2,508,624	2,692,488
Small Business Administration, 5.39%, 12/01/25	197,649	217,712
Small Business Administration, 5.35%, 2/01/26	1,133,421	1,243,998
Small Business Administration, 3.25%, 11/01/30	3,049,358	3,201,868
Small Business Administration, 2.85%, 9/01/31	5,190,036	5,374,808
Small Business Administration, 2.37%, 8/01/32	3,650,090	3,679,310
Small Business Administration, 2.13%, 1/01/33	5,463,984	5,421,166
Small Business Administration, 2.21%, 2/01/33	1,345,430	1,347,320
Small Business Administration, 2.22%, 3/01/33	5,382,199	5,389,003
Small Business Administration, 2.08%, 4/01/33	8,226,646	8,162,052
Small Business Administration, 2.45%, 6/01/33	10,715,269	10,828,765
Small Business Administration, 3.15%, 7/01/33	13,066,505	13,623,784
Small Business Administration, 3.16%, 8/01/33	12,600,938	13,155,415
Small Business Administration, 3.62%, 9/01/33	7,171,798	7,731,993

		$89,079,964
U.S. Treasury Obligations - 20.4%
U.S. Treasury Bonds, 4.5%, 2/15/36	$62,129,000	$83,199,491
U.S. Treasury Bonds, 5%, 5/15/37	2,552,000	3,649,758
U.S. Treasury Bonds, 4.5%, 8/15/39	52,467,100	70,207,538
U.S. Treasury Bonds, 2.875%, 5/15/43	25,341,800	26,021,873
U.S. Treasury Bonds, 2.5%, 2/15/45	61,879,000	58,557,830
U.S. Treasury Notes, 5.125%, 5/15/16	81,351,000	82,440,941
U.S. Treasury Notes, 0.875%, 12/31/16	48,741,000	48,847,645
U.S. Treasury Notes, 0.75%, 6/30/17 (f)	217,011,000	217,087,388
U.S. Treasury Notes, 1%, 12/15/17	5,000,000	5,019,725
U.S. Treasury Notes, 2.75%, 2/15/19	68,725,900	72,307,138
U.S. Treasury Notes, 1%, 6/30/19	68,706,000	68,520,837
U.S. Treasury Notes, 1.625%, 6/30/19	168,000,000	171,051,552
U.S. Treasury Notes, 1.625%, 11/30/20	5,000,000	5,072,265

		$911,983,981
Utilities - Electric Power - 2.2%
Berkshire Hathaway Energy Co., 5.15%, 11/15/43	$8,174,000	$8,779,326
CMS Energy Corp., 6.25%, 2/01/20	4,272,000	4,854,111
CMS Energy Corp., 5.05%, 3/15/22	4,239,000	4,705,532
Constellation Energy Group, Inc., 5.15%, 12/01/20	3,366,000	3,676,389
Dominion Resources, Inc., 3.625%, 12/01/24	16,659,000	16,590,048
Dominion Resources, Inc., 3.9%, 10/01/25	3,156,000	3,191,423
EDP Finance B.V., 4.9%, 10/01/19 (n)	4,637,000	4,761,735
EDP Finance B.V., 5.25%, 1/14/21 (n)	14,794,000	15,186,455
Enel Finance International S.A., 6.25%, 9/15/17 (n)	5,360,000	5,723,815
Exelon Generation Co. LLC, 4.25%, 6/15/22	9,106,000	8,838,857
PPL Capital Funding, Inc., 5%, 3/15/44	4,282,000	4,448,651
PPL Corp., 3.5%, 12/01/22	3,600,000	3,679,412
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)	11,511,000	12,708,351

		$97,144,105
Total Bonds		$4,309,754,368

11

Portfolio of Investments (unaudited) – continued

Issuer	Strike Price	First Exercise	Shares/Par	Value ($)

Warrants - 0.0%
Medical & Health Technology & Services - 0.0%
HealthSouth Corp. (1 share for 1 warrant)	$41.40	1/04/16	179	$371

Money Market Funds - 3.4%
MFS Institutional Money Market Portfolio, 0.28%, at Net Asset Value (v)			152,465,955	$152,465,955
Total Investments				$4,462,220,694

Other Assets, Less Liabilities - 0.3%				13,426,480
Net Assets - 100.0%				$4,475,647,174

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $576,436,307 representing 12.9% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Commercial Asset Trust, FRN, 0.736%, 8/25/35	6/09/05	$340,636	$291,693
Bayview Commercial Asset Trust, FRN, 0%, 4/25/36	2/28/06	763,217	24,189
Bayview Commercial Asset Trust, FRN, 0.696%, 4/25/36	2/23/06	274,998	243,953
Bayview Commercial Asset Trust, FRN, 0%, 7/25/36	5/16/06-5/29/09	610,527	1
Bayview Commercial Asset Trust, FRN, 0%, 10/25/36	9/11/06	489,950	1
Bayview Commercial Asset Trust, FRN, 0%, 12/25/36	10/25/06	917,694	1
Bayview Commercial Asset Trust, FRN, 0%, 3/25/37	1/26/07-5/29/09	0	1
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.031%, 12/28/40	3/01/06	2,582,237	1,868,596
Commercial Mortgage Asset Trust, FRN, 0.64%, 1/17/32	8/25/03-4/09/12	19,357	5,727
Falcon Franchise Loan LLC, FRN, 6.623%, 1/05/23	1/18/02-3/23/11	1,370	1,226
Falcon Franchise Loan LLC, FRN, 44.017%, 1/05/25	1/29/03-3/23/11	14,207	44,398
First Union National Bank Commercial Mortgage, FRN, 1.734%, 1/12/43	12/11/03-4/09/12	423	1,729
Hertz Fleet Lease Funding LP, 2014-1, FRN, 0.829%, 4/10/28	3/25/14	6,197,922	6,182,785
Intesa Sanpaolo S.p.A., 5.71%, 1/15/26	1/08/16	4,049,000	3,978,199
Morgan Stanley Capital I, Inc., FRN, 1.699%, 3/15/31	6/10/03	4,241	15
Nextgear Floorplan Master Owner Trust, 2015-2A, “A”, 2.38%, 10/15/20	10/23/15	12,702,924	12,722,562
Preferred Term Securities XIX Ltd., CDO, FRN, 0.862%, 12/22/35	9/08/05-3/28/11	5,552,044	3,930,770
SES S.A., 5.3%, 4/04/43	1/08/14	3,967,754	3,975,460
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/25	9/21/15	7,440,467	7,466,702
VPII Escrow Corp., 6.75%, 8/15/18	6/27/13	5,225,000	5,202,141
Total Restricted Securities			$45,940,149
% of Net assets			1.0%

12

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Derivative Contracts at 1/31/16

Futures Contracts at 1/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Long)	USD	200	$24,134,375	March - 2016	$405,387
U.S Treasury Ultra Bond (Long)	USD	55	9,140,313	March - 2016	457,995

					$863,382

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	200	$25,915,625	March - 2016	$(632,952)

At January 31, 2016, the fund had liquid securities with an aggregate value of $199,070 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

13

Supplemental Information

1/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

14

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of January 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$371	$—	$—	$371
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	1,001,063,948	—	1,001,063,948
U.S. Corporate Bonds	—	1,543,816,856	—	1,543,816,856
Residential Mortgage-Backed Securities	—	851,442,574	—	851,442,574
Commercial Mortgage-Backed Securities	—	395,838,082	—	395,838,082
Asset-Backed Securities (including CDOs)	—	196,579,460	—	196,579,460
Foreign Bonds	—	321,013,448	—	321,013,448
Mutual Funds	152,465,955	—	—	152,465,955
Total Investments	$152,466,326	$4,309,754,368	$—	$4,462,220,694

Other Financial Instruments
Futures Contracts	$230,430	$—	$—	$230,430

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,487,739,910
Gross unrealized appreciation	91,059,044
Gross unrealized depreciation	(116,578,260)
Net unrealized appreciation (depreciation)	$(25,519,216)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	73,157,551	978,751,389	(899,442,985)	152,465,955

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$192,729	$152,465,955

15

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IX

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: March 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: March 17, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 17, 2016

*	Print name and title of each signing officer under his or her signature.